                                 June 30, 1997

                                    [LOGO]

                               Semi-Annual Report

                         Safeco Resource Series Trust
                               Growth Portfolio

                                --------------


                         [LOGO OF SAFECO MUTUAL FUNDS]

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                            Portfolio Manager Letter

                                 June 30, 1997

                            [PICTURE APPEARS HERE]
                                  Tom Maguire

SAFECO RST GROWTH PORTFOLIO

    SAFECO RST Growth continued to do well. The Portfolio has outperformed both the broad market and its peer group for the quarter, six months and year on stock picking alone. I've populated RST Growth with companies I can comfortably own for a year--or five years.

    Even though our stocks are generally unfollowed by Wall Street, I believe them to be good companies purchased at decent prices. I'm willing to wait for them and I'm comfortable with any ensuing volatility.

    Our radio stocks really did well. I bought stock in SFX Broadcasting, American Radio and Chancellor anticipating deregulation would allow radio companies to own more stations in each market and with greater market share become formidable contenders for advertising dollars.

    Chancellor's gain was further enhanced when it agreed to merge with Ever-green Media and to purchase Viacom's radio properties. Consummation of these deals will make Chancellor America's premier radio company.

RST GROWTH PORTFOLIO


                                           Since
                              1 Year     Inception
                              --------------------
Growth Portfolio               33.11      30.82

RST GROWTH PORTFOLIO
ILLUSTRATION OF A $10,000 INVESTMENT:
SINCE FUND INCEPTION ON JANUARY 7, 1993 TO JUNE 30, 1997*

                 Date         Growth        S&P
---------------------------------------------------
               01/31/93       10,000      10,000
               02/28/93        9,475      10,136
               03/31/93       10,059      10,350
               04/30/93        9,683      10,100
               05/31/93       10,535      10,369
               06/30/93       10,891      10,400
               07/31/93       11,297      10,358
               08/31/93       12,198      10,750
               09/30/93       12,822      10,667
               10/31/93       13,386      10,888
               11/30/93       12,792      10,785
               12/31/93       13,473      10,915
               01/31/94       14,382      11,286
               02/28/94       13,861      10,980
               03/31/94       13,351      10,503
               04/30/94       13,750      10,637
               05/31/94       14,094      10,811
               06/30/94       13,662      10,546
               07/31/94       14,216      10,892
               08/31/94       14,714      11,337
               09/30/94       14,626      11,060
               10/31/94       15,169      11,308
               11/30/94       14,936      10,897
               12/31/94       15,079      11,058
               01/31/95       15,148      11,344
               02/28/95       15,694      11,786
               03/31/95       15,671      12,133
               04/30/95       15,973      12,490
               05/31/95       16,670      12,997
               06/30/95       17,727      13,299
               07/31/95       18,506      13,739
               08/31/95       18,587      13,773
               09/30/95       19,644      14,354
               10/31/95       19,818      14,303
               11/30/95       20,666      14,929
               12/31/95       21,261      15,217
               01/31/96       21,476      15,735
               02/29/96       22,051      15,881
               03/31/96       22,654      16,033
               04/30/96       24,060      16,269
               05/31/96       25,519      16,688
               06/30/96       24,608      16,752
               07/31/96       22,439      16,012
               08/31/96       24,381      16,350
               09/30/96       25,827      17,270
               10/31/96       26,322      17,746
               11/30/96       26,898      19,086
               12/31/96       28,077      18,708
               01/31/97       29,769      19,875
               02/28/97       28,529      20,032
               03/31/97       27,480      19,211
               04/30/97       26,255      20,356
               05/31/97       30,395      21,594
               06/30/97       32,757      22,561

* Inception of Fund was January 7, 1993.
  Graph and average annual return comparison begins January 31, 1993.

  The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  Performance represents the performance of the Growth Portfolio only and excludes separate account charges such as administration charges, contingent deferred sales charges, and mortality and expense risk premiums.

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-------------------------------------------------------------------------------
                     PORTFOLIO MANAGER LETTER (Continued)

    Our health care holdings are also able growers. No matter how you cut it health care is a growth industry, and as such we have 19.4% of net assets in-vested in drugs and hospital supplies.

    Penederm is doing well with it's toenail fungus drug. Nastech Pharmaceuti-cal is developing nasal drug delivery, a technique that could prove to be highly efficient. And Datascope is a good company that seems to be selling so cheaply, I'm waiting for the day the market figures out it's priced wrong.

    Waiting for MICROS Systems, the electronic ordering and inventory control company, has been highly worthwhile. This specialty software company serving the hospitality industry is doing extremely well. MICROS has launched new products and logged new business, including Marriott International. In short MICROS is revolutionizing the cash register business.

    Weider, a leader in the nutritional supplement market and the manufacturer of Tigermilk, is among our new positions. Benefiting by the wellness move-ment's migration to main street USA, Weider's share price has moved from $11 to $17 since we purchased it.

    Other new purchases include NPC, the holding company for Tony Romas and Pizza Hut franchises, and Damark, a catalog company. Looking at our portfolio it seems that if people order pizza, take vitamins, turn on the radio and look at catalogs, we should do well.

                                  HIGHLIGHTS

                                                                              %
TOP TEN HOLDINGS                                                     NET ASSETS
-------------------------------------------------------------------------------
MICROS Systems, Inc........................................................ 5.1%
Datascope Corp............................................................. 4.3
Weider Nutrition Int'l..................................................... 4.3
R J R Holdings............................................................. 4.2
Penederm, Inc.............................................................. 4.2
American Buildings......................................................... 3.9
Chancellor Corp............................................................ 3.6
Stage Stores, Inc.......................................................... 3.2
Damark International, Inc. ................................................ 2.9
3Com Corp.................................................................. 2.9


MARKET CAPITALIZATION
-------------------------------------------------------------------------------
Large-Cap (over $4 billion)                                                  9%
Mid-Cap ($1 billion-$4 billion)                                              1%
Small-Cap (under $1 billion)                                                89%
Cash & Other                                                                 1%
                                                                     ----------
   Total                                                                   100%
                                                                     ==========

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--------------------------------------------------------------------------------
                      PORTFOLIO MANAGER LETTER (Continued)

    In all seriousness, I sit here and feel cautiously confident. We've at-tained good performance holding small stocks, which as a group haven't per-formed well and hence have plenty of room to move up.

    I take relatively big positions in stocks I believe in, When one of our big positions works, performance gets a boost, when one doesn't work, performance may suffer. So, though the short-term results can be volatile over the years, Growth Portfolio's returns have proven quite excellent.

    Yes, Growth Portfolio spurts, rather than putts along, But stay with it, because I have your best interests at heart--that is your interest in long-term capital appreciation.

/s/ Thomas M. Maguire

Thomas M. Maguire
--------------------------------------------------------------------------------

After completing his MBA at the University of Washington, Thomas Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he comanaged the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Growth Portfolio
                              As of June 30, 1997
                                  (Unaudited)

                                                                         VALUE
 SHARES                                                                 (000'S)
--------------------------------------------------------------------------------
 COMMON STOCKS - 99.0%
 BEVERAGES (ALCOHOLIC) - 1.1%
  50,900 *Canandaigua Wine Co., Inc. .................................  $  1,731
 BIOTECHNOLOGY - 0.1%
  35,000 *Quidel Corp. ...............................................       114
 BROADCASTING (TELEVISION, RADIO, & CABLE) - 6.9%
  35,700 American Radio Systems Corp. ................................     1,424
 142,400 *Chancellor Broadcasting Corp. (Class A).....................     5,696
  94,044 *SFX Broadcasting, Inc. (Class A)............................     3,967
 BUILDING MATERIALS - 0.6%
  39,300 *ABT Building Products Corp. ................................     1,032
 CHEMICALS - 0.8%
  86,500 *Melamine Chemicals, Inc. ...................................     1,211
 CHEMICALS (SPECIALTY) - 0.6%
  70,500 Spartech Corp. ..............................................       916
 COMPUTERS (HARDWARE) - 5.1%
 193,400 *MICROS Systems, Inc. .......................................     8,123
 COMPUTERS (NETWORKING) - 3.6%
 102,000 *3Com Corp. .................................................     4,590
  83,000 *Vanstar Corp. ..............................................     1,172
 COMPUTERS (PERIPHERALS) - 0.1%
  15,000 *Imtec, Inc. ................................................       120
 COMPUTERS (SOFTWARE & SERVICES) - 1.6%
  22,300 Computer Data Systems, Inc. .................................       652
  72,000 *Optimal Robotics Corp. .....................................       288
  57,500 *Phoenix International Ltd., Inc. ...........................     1,322
   8,200 *SPSS, Inc. .................................................       238

                                                                         VALUE
 SHARES                                                                 (000'S)
--------------------------------------------------------------------------------
 CONSUMER FINANCE - 0.8%
  78,600 *AmeriTrade Holding Corp. ...................................  $  1,238
 DISTRIBUTORS (FOOD & HEALTH) - 4.3%
 431,300 +Weider Nutrition International, Inc. .......................     6,847
 ENGINEERING & CONSTRUCTION - 3.9%
 234,300 *American Buildings Co. .....................................     6,326
 FINANCIAL (DIVERSIFIED) - 3.5%
 178,400 *Credit Acceptance Corp. ....................................     2,297
 103,900 First Financial Caribbean Corp. (ADR)........................     3,390
 GAMING, LOTTERY, & PARIMUTUEL COS. - 2.6%
 386,800 *+American Coin Merchandising, Inc. .........................     4,206
 HEALTH CARE (DIVERSIFIED) - 2.1%
  10,200 *Anesta Corp. ...............................................       194
  92,900 *Res-Care, Inc. .............................................     1,777
  93,750 *Sano Corp. .................................................     1,430
 HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 9.6%
 150,600 Alpharma, Inc. (Class A).....................................     2,400
  70,700 *Andrx Corp. ................................................     2,704
 109,200 *Faulding, Inc. .............................................     1,338
 101,300 *Gensia, Inc. ...............................................       450
  40,000 Mylan Laboratories, Inc. ....................................       590
 119,000 *Nastech Pharmaceutical Co., Inc. ...........................     1,249
 492,567 *+Penederm, Inc. ............................................     6,650
 HEALTH CARE (HOSPITAL MANAGEMENT) - 2.4%
 175,000 *American Healthcorp, Inc. ..................................     1,925
  62,000 *Laboratory Specialists of America, Inc. ....................       174
 115,200 *United Dental Care, Inc. ...................................     1,728

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PORTFOLIO OF INVESTMENTS (Continued)
                SAFECO Resource Series Trust -- Growth Portfolio
                              As of June 30, 1997
                                  (Unaudited)

                                                                          VALUE
 SHARES                                                                  (000'S)
--------------------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 9.8%
  20,000 *Autonomous Technologies Corp. ...............................   $  82
 350,000 *Datascope Corp. .............................................   6,869
  23,000 Dentsply International, Inc. .................................   1,127
  55,000 *Haemonetics Corp. ...........................................   1,052
 233,900 *Lifeline Systems, Inc. ......................................   4,503
  19,100 *PolyMedica Industries, Inc. .................................     167
  67,600 *Prime Medical Services, Inc. ................................     731
  26,200 *ResMed, Inc. ................................................     635
  83,000 *UroQuest Medical Corp. ......................................     539
 HOMEBUILDING - 1.1%
  86,250 *American Homestar Corp. .....................................   1,844
 HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.1%
  25,700 *Diamond Home Services, Inc. .................................     247
 155,000 *Home Products International, Inc. ...........................   1,531
 HOUSEWARE & TOOLS - 0.8%
 149,820 *Lifetime Hoan Corp. .........................................   1,311
 INSURANCE (LIFE/HEALTH) - 2.5%
 193,900 *Compdent Corp. ..............................................   4,084
 LEISURE TIME (PRODUCTS) - 0.5%
  33,150 *Family Golf Centers, Inc. ...................................     762
  20,000 *Laser Storm, Inc. ...........................................       9
 MANUFACTURING (DIVERSIFIED) - 0.3%
  12,500 Furon Co. ....................................................     392
  14,400 *ITC Learning Corp. ..........................................      74
 MANUFACTURING (SPECIALIZED) - 0.2%
  21,850 *Intermagnetics General Corp. ................................     234

                                                                          VALUE
 SHARES                                                                  (000'S)
--------------------------------------------------------------------------------
 OFFICE EQUIPMENT & SUPPLIES - 0.9%
  75,000 Asia Pacific Wire & Cable Corp. Ltd. .........................  $  816
  87,400 *Open Plan Systems, Inc. .....................................     350
  23,200 *TRM Copy Centers Corp. ......................................     246
 PAPER & FOREST PRODUCTS - 0.3%
  26,600 *Paragon Trade Brands, Inc. ..................................     454
 RESTAURANTS - 5.2%
  86,200 Apple South, Inc. ............................................   1,315
 339,400 *NPC International, Inc. .....................................   3,946
  42,000 *New York Bagel Enterprises...................................     178
 236,000 *Rare Hospitality International, Inc. ........................   2,920
 RETAIL (HOME SHOPPING) - 2.9%
 300,800 *+Damark International, Inc. .................................   4,662
 RETAIL (SPECIALTY) - 7.2%
  51,500 *Alrenco, Inc. ...............................................     682
 174,100 *Funco, Inc. .................................................   3,221
  37,000 *Garden Ridge Corp. ..........................................     462
 296,500 *Rent-Way, Inc. ..............................................   4,373
  77,800 The First Years, Inc. ........................................   1,653
  75,800 *Video Update, Inc.
         (Class A).....................................................     336
 156,100 *West Coast Entertainment Corp. ..............................     820
 RETAIL (SPECIALTY-APPAREL) - 4.8%
 159,435 *Harold's Stores, Inc. .......................................   1,415
 197,462 *Stage Stores, Inc. ..........................................   5,159
  61,000 *The Dress Barn, Inc. ........................................   1,189
 SERVICES (ADVERTISING/MARKETING) - 2.2%
  89,600 *ACI Telecentrics, Inc. ......................................     515
  99,500 *APAC Teleservices, Inc. .....................................   1,934
  20,300 *IntelliQuest Information Group, Inc. ........................     457
  46,460 LCS Industries, Inc. .........................................     671

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PORTFOLIO OF INVESTMENTS (Continued)
                SAFECO Resource Series Trust -- Growth Portfolio
                              As of June 30, 1997
                                  (Unaudited)

                                                                          VALUE
  SHARES                                                                 (000'S)
--------------------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 SERVICES (COMMERCIAL & CONSUMER) - 2.6%
  40,000 *FirstService Corp. ..........................................   $  265
  85,600 *Renter's Choice, Inc. .......................................    1,701
 251,700 *Ultrak, Inc. ................................................    2,234
 SERVICES (DATA PROCESSING) - 0.2%
  11,000 *NCO Group, Inc. .............................................      323
 SERVICES (EMPLOYMENT) - 0.5%
  67,500 *Right Management Consultants, Inc. ..........................      768
 TOBACCO - 5.6%
  52,000 Philip Morris Cos., Inc. .....................................    2,308
 202,700 RJR Nabisco Holdings Corp. ...................................    6,689
 WASTE MANAGEMENT - 0.6%
  37,800 *Tetra Technologies, Inc. ....................................      935
                                                                         -------
 TOTAL COMMON STOCKS.................................................... 158,699
                                                                         -------
 WARRANTS - 0.0%
 LEISURE TIME (PRODUCTS) - 0.0%
  20,000 *Laser Storm, Inc. ...........................................        5
                                                                         -------
 TOTAL WARRANTS.........................................................       5
                                                                         -------

                                                                        VALUE
    SHARES                                                             (000'S)
--------------------------------------------------------------------------------
 TEMPORARY INVESTMENTS - 1.1%
 INVESTMENT COMPANIES:
 1,703,671 SSgA Money Market Portfolio...............................  $  1,704
                                                                       --------
 TOTAL TEMPORARY INVESTMENTS..........................................    1,704
                                                                       --------
 TOTAL INVESTMENTS--100.0%............................................  160,408
 Liabilities, less Other Assets.......................................      (59)
                                                                       --------
 NET ASSETS........................................................... $160,349
                                                                       ========
--------------------------------------------------------------------------------

*Non-income producing security.

+Affiliated issuer as defined by the Investment Company Act of 1940 (the Portfolio controls 5% or more of the outstanding voting shares of the Company).


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                SAFECO Resource Series Trust -- Growth Portfolio
                              As of June 30, 1997
                                  (Unaudited)

(In Thousands, Except Per-Share Amounts)
--------------------------------------------------------------------------
ASSETS:
 Investments, at Cost                                            $135,669
                                                                 ========
 Investments at Value:
  Unaffiliated Issuers                                           $142,705
  Affiliated Issuers                                               17,703
                                                                 --------
   Total Investments, at value                                    160,408
 Receivables:
  Investment securities sold                                          144
  Dividends and interest                                              141
  Trust shares sold                                                   939
                                                                 --------
   Total assets                                                   161,632
LIABILITIES:
 Payables:
  Investment securities purchased                                   1,046
  Investment advisory fees                                             95
  Trust shares redeemed                                               131
  Other                                                                11
                                                                 --------
   Total liabilities                                                1,283
                                                                 --------
NET ASSETS                                                       $160,349
                                                                 ========
Net Assets consist of:
 Accumulated net investment loss                                 $   (138)
 Accumulated net realized gain on investment transactions          14,207
 Net unrealized appreciation                                       24,740
 Paid in capital (par value $.001, unlimited shares authorized)   121,540
                                                                 --------
NET ASSETS                                                       $160,349
                                                                 ========
TRUST SHARES OUTSTANDING                                            7,135
                                                                 ========
NET ASSET VALUE PER SHARE
 (NET ASSETS DIVIDED BY TRUST SHARES OUTSTANDING)                $  22.47
                                                                 ========

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                SAFECO Resource Series Trust -- Growth Portfolio
                  For the Six-Month Period Ended June 30, 1997
                                  (Unaudited)

($ in Thousands)
------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $   293
 Interest                                                61
                                                    -------
  Total investment income                               354
EXPENSES:
 Investment advisory fees                               469
 Legal and auditing fees                                  8
 Custodian fees                                          12
 Trustees' fees                                           2
 Other                                                    1
                                                    -------
  Total expenses                                        492
                                                    -------
NET INVESTMENT INCOME (LOSS)                           (138)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                    14,207
 Net change in unrealized appreciation                7,699
                                                    -------
NET GAIN ON INVESTMENTS                              21,906
                                                    -------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS  $21,768
                                                    =======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                SAFECO Resource Series Trust -- Growth Portfolio
                                  (Unaudited)

                                                  FOR THE SIX-       FOR THE
                                                  MONTH PERIOD    YEAR ENDED
                                                ENDED JUNE 30,  DECEMBER 31,
(In Thousands, Except Per-Share Amounts)                  1997          1996
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $   (138)     $   (198)
 Net realized gain on investments                       14,207         9,047
 Net change in unrealized appreciation                   7,699        11,913
                                                      --------      --------
 Net change in net assets resulting from opera-
  tions                                                 21,768        20,762
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net realized gain on investments                           --        (8,849)
NET TRUST SHARE TRANSACTIONS                            29,090        53,120
                                                      --------      --------
TOTAL CHANGE IN NET ASSETS                              50,858        65,033
NET ASSETS AT BEGINNING OF PERIOD                      109,491        44,458
                                                      --------      --------
NET ASSETS AT END OF PERIOD                           $160,349      $109,491
                                                      ========      ========
-----------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
 Sales                                                   2,294         3,213
 Reinvestments                                              --           459
 Redemptions                                              (843)         (788)
                                                      --------      --------
  Net change                                             1,451         2,884
                                                      ========      ========
AMOUNTS:
 Sales                                                $ 45,686      $ 58,239
 Reinvestments                                              --         8,849
 Redemptions                                           (16,596)      (13,968)
                                                      --------      --------
  Net change                                          $ 29,090      $ 53,120
                                                      ========      ========

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)
1.GENERAL

  SAFECO Resource Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management invest-ment company. The Trust consists of six portfolios. Shares of the Trust Portfo-lios are available as funding vehicles for certain variable annuity and vari-able life products sold by SAFECO Life Insurance Company and other insurance companies.
  The financial statements included herein are only those of the Growth Portfo-lio. The financial statements of the other portfolios are presented separately. The investment objective of the Portfolio is long term capital growth.

2.SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.
  SECURITY VALUATION. Securities in the Portfolio traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in other mutual funds are valued at the net asset value.
  SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
  INCOME RECOGNITION. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.
  DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment in-come and distributions of realized gains are recorded on the last business day of December each year.
  FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


3.TRANSACTIONS WITH AFFILIATES

  SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of
 .74 percent.
  The Portfolio may borrow money for temporary purposes from SAFECO Corpora-tion or its affiliates at interest rates equivalent to commercial bank inter-est rates.
  At June 30, 1997, SAFECO Life Insurance Company owned over 99 percent of the outstanding shares of the Growth Portfolio.
  Prior to May, 1995, SAFECO Life Insurance Company (SAFECO) paid all the ex-penses of the Portfolio except for investment advisory fees. Beginning in May, 1995, when net assets exceeded $20 million, the Portfolio is charged for all operating expenses in addition to investment advisory fees.

4.INVESTMENT TRANSACTIONS

                                                        ($ in Thousands)
------------------------------------------------------------------------
PURCHASES FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 1997           $99,335
                                                                 =======
SALES FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 1997               $68,501
                                                                 =======
------------------------------------------------------------------------

  Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.
  The Portfolio engaged in a purchase transaction with a fund that has a com-mon investment advisor, SAFECO Asset Management Company. This purchase trans-action was made at current market value pursuant to rule 17a-7 under the In-vestment Company Act of 1940. The amount of the transaction was $107 Thousand.

  Unrealized appreciation (depreciation) at June 30, 1997:

                                                              ($ in Thousands)
-------------------------------------------------------------------------------
Aggregate gross unrealized appreciation for investment secu-
 rities in which there is an excess of value over identified
 cost                                                                  $34,968
Aggregate gross unrealized depreciation for investment secu-
 rities in which there is an excess of identified cost over
 value                                                                 (10,228)
                                                                       -------
NET UNREALIZED APPRECIATION                                            $24,740
                                                                       =======
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


5.INVESTMENTS IN AFFILIATES

  Each of the companies is listed below because the Portfolio owned at least 5% of the company's voting securities during the six-month period ended June 30, 1997.

                                                  (In Thousands)
                          SHARES AT                      SHARES AT           MARKET VALUE
                          BEGINNING                            END               JUNE 30,
SECURITIES                OF PERIOD ADDITIONS REDUCTIONS OF PERIOD DIVIDENDS         1997
-----------------------------------------------------------------------------------------
American Coin
 Merchandising, Inc.            262       125         --       387        --      $ 4,206
Penederm, Inc.                  348       145         --       493        --        6,650
Wieder Nutrition                 --       431         --       431        --        6,847
                                                                                  -------
TOTAL INVESTMENTS IN AF-
 FILIATES                                                                         $17,703
                                                                                  =======
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

6.FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

                              FOR THE                                   JANUARY 7, 1993
                            SIX MONTH                                  (COMMENCEMENT OF
                         PERIOD ENDED                                    OPERATIONS) TO
                             JUNE 30,       YEAR ENDED DECEMBER 31,       DECEMBER 31,
                         ---------------------------------------------------------------
                                 1997      1996       1995       1994              1993
----------------------------------------------------------------------------------------
NET ASSET VALUE AT
 BEGINNING OF PERIOD         $  19.26  $  15.88    $ 12.98    $ 12.16            $10.00
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
  (loss)                        (0.02)    (0.05)      0.06         --              0.01
 Net realized and
  unrealized gain on
  investments                    3.23      5.14       5.26       1.45              3.60
                            ---------  --------  ---------  ---------       -----------
 Total from investment
  operations                     3.21      5.09       5.32       1.45              3.61
LESS DISTRIBUTIONS:
 Dividends from net
  investment income                --        --      (0.06)        --             (0.01)
 Distributions from
  realized gains                   --     (1.71)     (2.36)     (0.63)            (1.44)
                            ---------  --------  ---------  ---------       -----------
 Total distributions               --     (1.71)     (2.42)     (0.63)            (1.45)
                            ---------  --------  ---------  ---------       -----------
NET ASSET VALUE AT END
 OF PERIOD                   $  22.47  $  19.26    $ 15.88    $ 12.98            $12.16
                            =========  ========  =========  =========       ===========
TOTAL RETURN                 16.67%**    32.06%  41.00%(A)  11.92%(A)       34.73%**(A)
NET ASSETS AT END OF
 PERIOD (000'S OMITTED)      $160,349  $109,491    $44,458    $16,156            $4,850
RATIO OF EXPENSES TO
 AVERAGE NET ASSETS             .77%*      .79%       .79%       .71%             .72%*
RATIO OF EXPENSES TO
 AVERAGE NET ASSETS
 BEFORE EXPENSE
 REIMBURSEMENTS++                 N/A       N/A       .84%       .96%                --
RATIO OF NET INVESTMENT
 INCOME (LOSS) TO
 AVERAGE NET ASSETS            -.22%*     -.28%       .55%      -.05%             .08%*
PORTFOLIO TURNOVER RATE      107.39%*    75.58%    111.70%     41.24%          108.67%*
AVERAGE COMMISSION RATE
 PAID                       $  0.0504  $ 0.0530         --         --                --
----------------------------------------------------------------------------------------

   * Annualized.
  ** Not Annualized. Performance information for the period ended December 31,
     1993 begins on January 31, 1993.
  ++ See Note 3 of Notes to Financial Statements.
 (A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
N/A Not applicable as no fund expenses were reimbursed.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

SAFECO RESOURCE SERIES TRUST

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding Vice President and Treasurer
Neal A. Fuller Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

AUDITOR:
Ernst & Young, LLP

GMF 938 8/97

LOGO  Printed on Recycled Paper.

This report must be preceded or accompanied by a current prospectus.

(R) Registered trademark of SAFECO Corporation.

                                 June 30, 1997

                                    [LOGO]

                               Semi-Annual Report

                Safeco Resource Series Trust Northwest Portfolio

                                --------------


                         [LOGO OF SAFECO MUTUAL FUNDS]

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                           Portfolio Manager Letter
                                 June 30, 1997

                            [PICTURE APPEARS HERE]
                                 Bill Whitlow

SAFECO RST NORTHWEST PORTFOLIO

    Since becoming Portfolio Manager in April, I've jettisoned the small companies that held us under the broad market and re-invested in larger capitalization companies. Clearly the quarter and year have be-longed to large cap stocks.

    Within the Northwest Universe, only 11 stocks are over $4 billion in mar-ket capitalization. We now own seven of them. These large companies--espe-cially Microsoft and Washington Mutual--helped us outperform in the last three months.

    Washington Mutual, aided by its acquisition of Great Western Savings, significantly outperformed the S&P. Our overweighting in financials gave performance a further boost as banks and savings and loans in general continued to benefit from low interest rates, consolidation and a strong Northwest economy during the period.

    Managing the Northwest Portfolio, I won't be timing the market or making make big sector bets. I'll just work to pick good stocks. I'll do that using intuition I've built on 21 years of experience and the SAFECO research team.

RST NORTHWEST PORTFOLIO


                                           Since
                              1 Year     Inception
                              --------------------
Northwest Portfolio             20.96%     9.20%

RST NORTHWEST PORTFOLIO
ILLUSTRATION OF A $10,000 INVESTMENT:
SINCE FUND INCEPTION ON JANUARY 7, 1993 TO JUNE 30, 1997*

                 Date       Northwest      S&P     NW 50 Index
--------------------------------------------------------------
               01/31/93       10,000      10,000        10,000
               02/28/93        9,385      10,136         9,687
               03/31/93        9,633      10,350        10,086
               04/30/93        9,325      10,100         9,859
               05/31/93        9,563      10,369        10,103
               06/30/93        9,474      10,400         9,885
               07/31/93        9,425      10,358         9,531
               08/31/93        9,623      10,750         9,921
               09/30/93        9,722      10,667         9,698
               10/31/93        9,841      10,888        10,046
               11/30/93        9,901      10,785        10,262
               12/31/93        9,945      10,915        10,400
               01/31/94       10,146      11,286        10,714
               02/28/94       10,496      10,980        10,873
               03/31/94       10,216      10,503        10,490
               04/30/94       10,166      10,637        10,458
               05/31/94       10,055      10,811        10,616
               06/30/94        9,915      10,546        10,293
               07/31/94       10,086      10,892        10,374
               08/31/94       10,526      11,337        10,972
               09/30/94       10,536      11,060        10,553
               10/31/94       10,646      11,308        10,490
               11/30/94       10,396      10,897        10,302
               12/31/94       10,309      11,058        10,359
               01/31/95       10,097      11,344        10,314
               02/28/95       10,258      11,786        10,661
               03/31/95       10,661      12,133        10,999
               04/30/95       10,681      12,490        11,330
               05/31/95       10,812      12,997        11,331
               06/30/95       11,356      13,299        12,019
               07/31/95       12,040      13,739        12,474
               08/31/95       12,292      13,773        12,712
               09/30/95       12,070      14,354        13,179
               10/31/95       11,778      14,303        12,874
               11/30/95       11,517      14,929        13,066
               12/31/95       11,074      15,217        13,226
               01/31/96       11,043      15,735        13,663
               02/29/96       11,349      15,881        13,978
               03/31/96       11,972      16,033        13,904
               04/30/96       12,268      16,269        14,739
               05/31/96       12,452      16,688        14,978
               06/30/96       12,196      16,752        14,915
               07/31/96       11,707      16,012        14,186
               08/31/96       12,023      16,350        14,888
               09/30/96       12,207      17,270        15,274
               10/31/96       11,900      17,746        15,167
               11/30/96       12,390      19,086        16,263
               12/31/96       12,452      18,708        16,650
               01/31/97       13,315      19,875        17,395
               02/28/97       13,294      20,032        17,720
               03/31/97       12,749      19,211        17,234
               04/30/97       13,130      20,356        18,005
               05/31/97       13,962      21,594        19,479
               06/30/97       14,753      22,561        20,401

* Inception of Fund was January 7, 1993.
  Graph and average annual total return comparison begins January 31, 1993.

  The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  Performance represents the performance of the Northwest Portfolio only and excludes separate account charges such as administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PORTFOLIO MANAGER LETTER (Continued)

    Only one of my stock picking rules is hard and fast: I only buy companies that have been visited by me or one of our researchers. Other than that, I fa-vor companies with valuations that are low compared to their industry group or their own historical range and have good earnings outlooks.

    I plan to hold 30 to 40 stocks of mid-to-large companies, giving the heavi-est weightings to industries that drive the Northwest economy. That'd be ex-port-related companies, technology and health-care. Indeed, the most substan-tial additions I've made were to technology and healthcare.

    From computer hardware and software to biotech and telecommunications, there is no doubt that developing technology is this region's strong suit. For that reason, our largest position is Microsoft. I don't think there's a more powerful company in the Northwest. However, I bought more Hewlett Packard to further expose the Portfolio to this growing sector.

    And, after visiting, I added Physio-Control to our portfolio. Physio's de-fibrillators are well-positioned in the marketplace and its stock price was right. I also added PacifiCare, a health maintenance organization that controls 25% of the Medicare market. PacifiCare's stock price slipped on disappointing earnings, and it was simply a matter of 'When bad things happen to good compa-nies, we buy them'.

    I also started a position in Alaska Airlines, a company I have followed for two decades. Alaska is American's top rated airline and people on the West Coast have money to fly it.

    I added to our position in Expeditors International to capitalize on the geographic advantage it has in international trade. Schnitzer Steel, even though it lagged the broad market, is also

                                   HIGHLIGHTS

                                                                               %
TEN LARGEST HOLDINGS                                                  NET ASSETS
--------------------------------------------------------------------------------
Microsoft Corp. ........................................................... 6.3%
Washington Mutual Savings Bank............................................. 5.1
Schnitzer Steel Industries, Inc. .......................................... 4.5
Boeing Co. ................................................................ 4.4
Costco Companies, Inc. .................................................... 4.0
Starbucks Corp. ........................................................... 3.7
Sterling Financial Corp. .................................................. 3.6
Albertson's, Inc. ......................................................... 3.4
Intel Corp. ............................................................... 3.3
Alaska Air Group, Inc. .................................................... 3.2


Market Capitalization
------------------------------------------------------------------------------
Large-Cap (over $4 billion)                                                43%
Mid-Cap ($1 billion-$4 billion)                                            14%
Small-Cap (under $1 billion)                                               42%
Cash & Other                                                                1%
                                                                       -------
   Total                                                                  100%
                                                                       =======

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      PORTFOLIO MANAGER LETTER (Continued)

an export play. Schnitzer will gain with growth of scrap steel exports to the Pacific Rim.

    Finally the requisite Boeing discussion: Boeing is not only at a positive point in its business cycle, the company is reinventing itself. Acquiring Mc-Donnell Douglas and Rockwell and increasing its airplane maintenance business, Boeing will achieve a better business mix. The company stands to become less cyclical and even more formidable.

    In addition to investing in areas where we expect growth, I'm investing only in companies that we know. Such intimacy helps me know when to buy and when to sell a stock. In general, I will sell when a stock has reached our price target, the fundamentals have deteriorated, or to raise cash to invest in a better opportunity.

    Right now, I see the Northwest itself as a better opportunity. As far as the economists' eyes can see, our regional economy is set to outperform the na-tional economy, which should benefit the Northwest Portfolio.

/s/ Bill Whitlow

Bill Whitlow
--------------------------------------------------------------------------------

Bill Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in 1997 as RST Northwest Portfolio Manager, he was director of Research at Pacific Crest Securities. He holds a BA in Chemistry from the Uni-versity of Colorado and an MBA from the University of California at Berkeley. He is a Chartered Financial Analyst and a member of the Washington State Gover-nor's Council of Economic Advisors.

                            Portfolio of Investments
              SAFECO Resource Series Trust -- Northwest Portfolio
                              As of June 30, 1997
                                  (Unaudited)

                                                                          VALUE
 SHARES                                                                  (000'S)
--------------------------------------------------------------------------------
 COMMON STOCKS - 98.6%
 AEROSPACE/DEFENSE - 6.8%
 11,400 Boeing Co. ....................................................  $   605
  5,500 Precision Castparts Corp. .....................................      328
 AIR FREIGHT - 2.0%
  9,800 Expeditors International of Washington, Inc. ..................      278
 AIRLINES - 3.2%
 17,000 *Alaska Air Group, Inc. .......................................      436

                                                                          VALUE
 SHARES                                                                  (000'S)
--------------------------------------------------------------------------------
 BANKS (MAJOR REGIONAL) - 8.2%
  5,495 *Cascade Bancorp...............................................  $   220
 15,309 Northrim Bank..................................................      168
  6,310 US Bancorp.....................................................      405
 10,400 West Coast Bancorp, Inc. ......................................      325
 BEVERAGES (ALCOHOLIC) - 0.6%
 11,800 *Redhook Ale Brewery, Inc. ....................................       83
 BUILDING MATERIALS - 1.6%
  9,600 TJ International, Inc. ........................................      225

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PORTFOLIO OF INVESTMENTS (Continued)
              SAFECO Resource Series Trust -- Northwest Portfolio
                              As of June 30, 1997
                                  (Unaudited)

                                                                          VALUE
 SHARES                                                                  (000'S)
--------------------------------------------------------------------------------
 CHEMICALS (DIVERSIFIED) - 1.0%
 56,300 *Consep, Inc. .................................................  $   141
 COMPUTERS (HARDWARE) - 4.6%
  7,600 Hewlett-Packard Co. ...........................................      426
  9,500 *Sequent Computer Systems, Inc. ...............................      200
 COMPUTERS (SOFTWARE & SERVICES) - 6.6%
  5,500 *Mentor Graphics Corp. ........................................       51
  6,800 *Microsoft Corp. ..............................................      859
 ELECTRIC COMPANIES - 3.6%
 18,000 Houston Industries, Inc. ......................................      386
  2,700 Public Service Co. of Colorado.................................      112
 ELECTRICAL EQUIPMENT - 2.3%
  7,400 AMP, Inc. .....................................................      309
 ELECTRONICS (SEMICONDUCTORS) - 5.7%
  3,200 *Intel Corp. ..................................................      454
  5,900 *Lattice Semiconductor Corp. ..................................      333
 FOOTWARE - 2.3%
  5,400 NIKE, Inc. ....................................................      315
 HEALTH CARE (HOSPITAL MANAGEMENT) - 3.0%
  6,500 *PacifiCare Health Systems, Inc. (Class B).....................      415
 HEALTH CARE (LONG TERM CARE) - 4.7%
  7,600 *Assisted Living Concepts, Inc. ...............................      210
 29,500 *Emeritus Corp. ...............................................      435
 HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 3.2%
 29,000 *Physio-Control International..................................      435
 IRON & STEEL - 8.0%
 12,600 *Oregon Metallurgical Corp. ...................................      354
  6,600 Oregon Steel Mills, Inc. ......................................      132
 20,700 Schnitzer Steel Industries, Inc. ..............................      616

                                                                         VALUE
 SHARES                                                                 (000'S)
--------------------------------------------------------------------------------
 NATURAL GAS - 0.8%
   6,900 Cascade Natural Gas Corp. ..................................   $   113
 RAILROADS - 2.9%
   4,500 Burlington Northern
         Santa Fe....................................................       404
 RESTAURANTS - 3.7%
  13,000 *Starbucks Corp. ...........................................       506
 RETAIL (DEPARTMENT STORE) - 1.4%
   4,000 Nordstrom, Inc. ............................................       196
 RETAIL (FOOD CHAINS) - 3.6%
  12,900 Albertson's, Inc. ..........................................       471
     447 *Quality Food Centers, Inc. ................................        17
 RETAIL (GENERAL MERCHANDISE) - 4.0%
  16,600 *Costco Companies, Inc. ....................................       546
 RETAIL (SPECIALTY) - 3.1%
  18,800 *Hollywood Entertainment Corp. .............................       430
 SAVINGS & LOAN COMPANIES - 11.7%
   8,300 Interwest Bancorp...........................................       328
  26,600 *Sterling Financial Corp. ..................................       495
  11,700 Washington Mutual Savings Bank..............................       699
   3,882 WesterFed Financial Corp. ..................................        80
                                                                        -------
 TOTAL COMMON STOCKS..................................................   13,541
                                                                        -------
 TEMPORARY INVESTMENTS - 1.8%
 INVESTMENT COMPANIES:
 242,744 SSgA Money Market Portfolio.................................       243
                                                                        -------
 TOTAL TEMPORARY INVESTMENTS..........................................      243
                                                                        -------
 TOTAL INVESTMENTS - 100.4%...........................................   13,784
 Liabilities, less Other Assets.......................................      (59)
                                                                        -------
 NET ASSETS...........................................................  $13,725
                                                                        =======
--------------------------------------------------------------------------------

*Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statement of Assets and Liabilities
              SAFECO Resource Series Trust -- Northwest Portfolio
                              As of June 30, 1997
                                  (Unaudited)

(In Thousands, Except Per-Share Amounts)
-------------------------------------------------------------------------
ASSETS:
 Investments, at Cost                                            $10,590
                                                                 =======
 Investments, at Value                                           $13,784
 Receivables:
  Dividends and interest                                              13
  Trust shares sold                                                   43
                                                                 -------
   Total assets                                                   13,840
LIABILITIES:
 Payables:
  Investment advisory fees                                             8
  Trust shares redeemed                                              107
                                                                 -------
   Total liabilities                                                 115
                                                                 -------
NET ASSETS                                                       $13,725
                                                                 =======
Net Assets consist of:
 Accumulated net investment income                               $    46
 Accumulated net realized loss on investment transactions            (76)
 Net unrealized appreciation                                       3,194
 Paid in capital (par value $.001, unlimited shares authorized)   10,561
                                                                 -------
NET ASSETS                                                       $13,725
                                                                 =======
TRUST SHARES OUTSTANDING                                             956
                                                                 =======
NET ASSET VALUE PER SHARE
 (Net assets divided by Trust shares outstanding)                $ 14.36
                                                                 =======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statement of Operations
              SAFECO Resource Series Trust -- Northwest Portfolio
                  For the Six-Month Period Ended June 30, 1997
                                  (Unaudited)

($ in Thousands)
----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $   63
 Interest                                               23
                                                    ------
  Total investment income                               86
EXPENSES:
 Investment advisory fees                               40
 Legal and auditing fees                                 8
 Custodian fees                                          4
 Trustees' fees                                          1
 Other                                                   1
                                                    ------
  Total expenses before reimbursement                   54
 Expense reimbursement                                  14
                                                    ------
  Total expenses after reimbursement                    40
                                                    ------
NET INVESTMENT INCOME                                   46
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                       62
 Net change in unrealized appreciation               1,886
                                                    ------
NET GAIN ON INVESTMENTS                              1,948
                                                    ------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS  $1,994
                                                    ======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       Statement of Changes in Net Assets
              SAFECO Resource Series Trust -- Northwest Portfolio
                                  (Unaudited)

                                                      FOR THE SIX-      FOR THE
                                                      MONTH PERIOD   YEAR ENDED
                                                    ENDED JUNE 30, DECEMBER 31,
(In Thousands)                                                1997         1996
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                          $    46       $    62
 Net realized gain (loss) on investments                    62          (138)
 Net change in unrealized appreciation                   1,886           970
                                                       -------       -------
 Net change in net assets resulting from operations      1,994           894
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                      --           (62)
NET TRUST SHARE TRANSACTIONS                             2,190         2,397
                                                       -------       -------
TOTAL CHANGE IN NET ASSETS                               4,184         3,229
NET ASSETS AT BEGINNING OF PERIOD                        9,541         6,312
                                                       -------       -------
NET ASSETS AT END OF PERIOD                            $13,725       $ 9,541
                                                       =======       =======
-------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN TRUST SHARES AND AMOUNTS
SHARES:
 Sales                                                     248           315
 Reinvestments                                              --             3
 Redemptions                                               (79)         (113)
                                                       -------       -------
 Net change                                                169           205
                                                       =======       =======
AMOUNTS:
 Sales                                                 $ 3,226       $ 3,684
 Reinvestments                                              --            46
 Redemptions                                            (1,036)       (1,333)
                                                       -------       -------
 Net change                                            $ 2,190       $ 2,397
                                                       =======       =======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Notes to Financial Statements
                                  (Unaudited)

1.  GENERAL

  SAFECO Resource Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management invest-ment company. The Trust consists of six portfolios. Shares of the Trust Portfo-lios are available as funding vehicles for certain variable annuity and vari-able life products sold by SAFECO Life Insurance Company and other insurance companies.
  The financial statements included herein are only those of the Northwest Portfolio. The financial statements of the other portfolios are presented sepa-rately. The investment objective of the Northwest Portfolio is long term capi-tal growth.

2.  SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.
  SECURITY VALUATION. Securities in the Portfolio traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in other mutual funds are valued at net asset value.
  SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
  INCOME RECOGNITION. Dividend income, less foreign taxes withheld (if any), is recorded in the ex-dividend date.
  DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment in-come and distributions of realized gains are recorded on the last business day of December each year.
  FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


3.  TRANSACTIONS WITH AFFILIATES

  SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of
 .74 percent.
  The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates equivalent to commercial bank interest rates.
  At June 30, 1997, SAFECO Life Insurance Company owned 100 percent of the out-standing shares of the Portfolio.
  Currently, SAFECO Life Insurance Company (SAFECO) pays all the expenses of the Portfolio except for investment advisory fees. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses in addition to investment advisory fees. These expenses will include legal and auditing fees, custodian fees, and other expenses.

4.  INVESTMENT TRANSACTIONS

                                                  ($ in Thousands)
-------------------------------------------------------------------
PURCHASES FOR THE SIX-MONTHS ENDED JUNE 30, 1997             $4,869
                                                             ======
SALES FOR THE SIX-MONTHS ENDED JUNE 30, 1997                 $1,861
                                                             ======
-------------------------------------------------------------------

  Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

  Unrealized appreciation (depreciation) at June 30, 1997:

                                                            ($ in Thousands)
------------------------------------------------------------------------------
Aggregate gross unrealized appreciation for investment
 securities in which there is an excess of value over
 identified cost                                                       $3,584
Aggregate gross unrealized depreciation for investment
 securities in which there is an excess of identified cost
 over value                                                              (390)
                                                                       ------
NET UNREALIZED APPRECIATION                                            $3,194
                                                                       ======
------------------------------------------------------------------------------

5.  ACCUMULATED UNDISTRIBUTED CAPITAL LOSS

  The Portfolio had $76,000 of accumulated undistributed net realized losses on investment transactions at June 30, 1997. For Federal income tax purposes, this will represent a capital loss carryforward which will expire in the year 2004.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

6.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                              FOR THE                              JANUARY 7, 1993
                            SIX-MONTH                             (COMMENCEMENT OF
                         PERIOD ENDED                               OPERATIONS) TO
                             JUNE 30, YEAR ENDED DECEMBER 31,         DECEMBER 31,
                               ---------------------------------------------------
                                 1997     1996     1995     1994        1993
----------------------------------------------------------------------------------
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  12.12   $  10.85  $ 10.24  $  9.94      $  10.00
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income         0.05       0.08     0.08     0.06          0.09
 Net realized and
  unrealized gain (loss)
  on investments               2.19       1.27     0.68     0.30         (0.06)
                           --------   --------  -------  -------      --------
 Total from investment
  operations                   2.24       1.35     0.76     0.36          0.03
LESS DISTRIBUTIONS:
 Dividends from net
  investment income              --      (0.08)   (0.08)   (0.06)        (0.09)
 Distributions from
  realized gains                 --         --    (0.07)      --            --
                           --------   --------  -------  -------      --------
 Total distributions             --      (0.08)   (0.15)   (0.06)        (0.09)
                           --------   --------  -------  -------      --------
NET ASSET VALUE AT END
 OF PERIOD                 $  14.36   $  12.12  $ 10.85  $ 10.24      $   9.94
                           ========   ========  =======  =======      ========
TOTAL RETURN(A)            18.48%**     12.44%    7.42%    3.65%      (.55%)**
NET ASSETS AT END OF
 PERIOD
 (000'S OMITTED)           $ 13,725   $  9,541  $ 6,312  $ 4,564      $  3,183
RATIO OF EXPENSES TO
 AVERAGE NET ASSETS           .71%*       .70%     .71%     .71%         .72%*
RATIO OF EXPENSES TO
 AVERAGE NET ASSETS
 BEFORE EXPENSE
 REIMBURSEMENTS++             .91%*      1.10%    1.18%    1.23%            --
RATIO OF NET INVESTMENT
 INCOME TO AVERAGE NET
 ASSETS                       .82%*       .78%     .81%     .72%        1.06%*
PORTFOLIO TURNOVER RATE     35.34%*     52.20%   21.30%    7.29%        3.93%*
AVERAGE COMMISSION RATE
 PAID                      $ 0.0541   $ 0.0467       --       --            --
----------------------------------------------------------------------------------

  * Annualized.
 ** Not Annualized. Performance information for the period ended December 31,
    1993 begins on January 31, 1993.
 ++ See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been re-duced during the periods shown (See Note 3 of Notes to Financial State-ments).

SAFECO RESOURCE SERIES TRUST

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding, Vice President and Treasurer
Neal A. Fuller, Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

AUDITOR:
Ernst & Young, LLP

GMF 942 8/97

LOGO  Printed on Recycled Paper.

This report must be preceded or accompanied by a current prospectus.

(R) Registered trademark of SAFECO Corporation.

                                 June 30, 1997

                                    [LOGO]

                               Semi-Annual Report

              Safeco Resource Series Trust Money Market Portfolio

                                --------------


                         [LOGO OF SAFECO MUTUAL FUNDS]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Portfolio Manager Letter
                                 June 30, 1997

                            [PICTURE APPEARS HERE]
                                  Naomi Urata

RST MONEY MARKET PORTFOLIO

    In the twelve-month period ended June 30, 1997, the SAFECO RST Money Market Portfolio's total return was 4.98%. The Consumer Price Index, a broad inflation measure, rose 2.30% for the 12 months ending June 30, 1997.

    Ninety-day commercial paper rates started 1997 at 5.47% and traded in that range until mid-March when they rose in anticipation of a rate hike by the Federal Reserve. The Fed raised the Federal Funds rate on March 25 by 25 basis points to 5.50%. Commercial paper rates ended the quarter at 5.63%. Thirty to sixty-day rates rose to nearly equal one year rates. Rates are unusually flat as the market sees very little risk of inflation and very steady rates going forward.

    The average maturity of the portfolio fluctuated between 32 and 60 days, ending the period at 49 days. I invested in U.S. agency securities, commercial paper issued by top-tier corporations, and a Yankee Bank certificate of depos-it. All of the securities bear a fixed rate of interest and had

RST MONEY MARKET PORTFOLIO

                                                                Since
                                           1 Year    5 Year    Inception
                                        ---------------------------------
Money Market Portfolio                         4.98      4.13        5.57

Weighted Average Maturity

RST MONEY MARKET PORTFOLIO
ILLUSTRATION OF A $10,000 INVESTMENT:
SINCE FUND INCEPTION ON JULY 21, 1987 TO JUNE 30, 1997*


          Date            Mmkt
----------------------------------
                07/31/87    10,000
                08/31/87    10,052
                09/30/87    10,103
                10/31/87    10,154
                11/30/87    10,209
                12/31/87    10,264
                01/31/88    10,323
                02/29/88    10,378
                03/31/88    10,432
                04/30/88    10,485
                05/31/88    10,535
                06/30/88    10,593
                07/31/88    10,651
                08/31/88    10,709
                09/30/88    10,776
                10/31/88    10,842
                11/30/88    10,913
                12/31/88    10,983
                01/31/89    11,057
                02/28/89    11,140
                03/31/89    11,215
                04/30/89    11,300
                05/31/89    11,386
                06/30/89    11,468
                07/31/89    11,564
                08/31/89    11,650
                09/30/89    11,733
                10/31/89    11,894
                11/30/89    11,972
                12/31/89    12,048
                01/31/90    12,133
                02/28/90    12,205
                03/31/90    12,282
                04/30/90    12,362
                05/31/90    12,443
                06/30/90    12,519
                07/31/90    12,601
                08/31/90    12,680
                09/30/90    12,752
                10/31/90    12,835
                11/30/90    12,915
                12/31/90    12,995
                01/31/91    13,072
                02/28/91    13,137
                03/31/91    13,200
                04/30/91    13,270
                05/31/91    13,332
                06/30/91    13,384
                07/31/91    13,450
                08/31/91    13,512
                09/30/91    13,572
                10/31/91    13,628
                11/30/91    13,679
                12/31/91    13,732
                01/31/92    13,777
                02/29/92    13,814
                03/31/92    13,856
                04/30/92    13,895
                05/31/92    13,932
                06/30/92    13,975
                07/31/92    14,017
                08/31/92    14,052
                09/30/92    14,082
                10/31/92    14,111
                11/30/92    14,145
                12/31/92    14,179
                01/31/93    14,212
                02/28/93    14,240
                03/31/93    14,273
                04/30/93    14,303
                05/31/93    14,330
                06/30/93    14,365
                07/31/93    14,395
                08/31/93    14,428
                09/30/93    14,457
                10/31/93    14,486
                11/30/93    14,516
                12/31/93    14,549
                01/31/94    14,583
                02/28/94    14,612
                03/31/94    14,644
                04/30/94    14,679
                05/31/94    14,722
                06/30/94    14,765
                07/31/94    14,810
                08/31/94    14,864
                09/30/94    14,913
                10/31/94    14,966
                11/30/94    15,017
                12/31/94    15,080
                01/31/95    15,154
                02/28/95    15,219
                03/31/95    15,288
                04/30/95    15,358
                05/31/95    15,437
                06/30/95    15,505
                07/31/95    15,577
                08/31/95    15,643
                09/30/95    15,705
                10/31/95    15,785
                11/30/95    15,857
                12/31/95    15,918
                01/31/96    15,993
                02/29/96    16,051
                03/31/96    16,110
                04/30/96    16,175
                05/31/96    16,243
                06/30/96    16,301
                07/31/96    16,371
                08/31/96    16,437
                09/30/96    16,506
                10/31/96    16,568
                11/30/96    16,635
                12/31/96    16,704
                01/31/97    16,775
                02/28/97    16,833
                03/31/97    16,897
                04/30/97    16,970
                05/31/97    17,038
                06/30/97    17,113

* Inception of Fund was July 21, 1987.
  Graph and average annual return comparison begins July 31, 1987.

  The performance graph shows a hypothetical $10,000 investment in the Fund. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  Performance represents the performance of the Money Market Portfolio only and excludes separate account charges such as deductions for administration charges, contingent deferred sales charges, and mortality and expense risk premiums.
  The Money Market Portfolio seeks to maintain a $1.00 per share net asset value. Shares of the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. There is no assurance that the Money Market Portfolio will maintain a stable $1.00 per share net asset value.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PORTFOLIO MANAGER LETTER (Continued)

maturities that were less than 13 months.

    I added the following new issuers to the Portfolio's approved list: Societe Generale, a major French bank; Hyundai Motor Finance Company, the U.S. financing arm of Hyundai Motor Company supported by a direct pay letter of credit from the Bank of American National Trust and Savings Association; and National Fleet Funding Corporation, an affiliate of National Car Rental System.

    I believe that the Federal Reserve will hold rates steady for the next sev-eral months. Economic statistics reflect a tight labor market, often associated with accelerating inflation. However, inflation has been low. Economic growth has been slow compared to the 5.9% rate of the first quarter of 1997. It is un-clear whether the slowdown is temporary, or if it is the beginning of a long-term trend. I will maintain longer average maturities in spite of the uncer-tainty.

/s/ Naomi Urata

Naomi Urata
--------------------------------------------------------------------------------

Naomi Urata joined SAFECO in 1993 as a fixed- income analyst and began managing the SAFECO RST Money Market Portfolio in August of 1994. Naomi holds a Masters in Management from Yale University and is a Chartered Financial Analyst.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                           Portfolio of Investments
            SAFECO Resource Series Trust -- Money Market Portfolio
                              As of June 30, 1997
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000'S)                                                                 (000'S)
--------------------------------------------------------------------------------
 COMMERCIAL PAPER - 86.5%
 ASSET BACKED - 14.4%
 $800 Ciesco L.P.
      5.55%, due 8/08/97...............................................  $   795
  800 New Center Asset Trust
      5.62%, due 7/08/97...............................................      799
  800 #Receivables Capital Corp. 4(2) (acquired 6/12/97)
      5.56%, due 7/25/97...............................................      797
 BANKS-DOMESTIC - 4.8%
  800 Norwest Corp.
      5.53%, due 8/13/97...............................................      795
 BANKS-FOREIGN - 3.0%
  500 Societe Generale NY
      6.20%, due 5/12/98...............................................      501
 CONGLOMERATES - 4.8%
  800 B.A.T. Capital Corp.
      5.60%, due 7/14/97...............................................      798
 FINANCE-AUTO - 18.9%
  800 Ford Motor Credit Co.
      5.57%, due 7/10/97...............................................      799
  750 General Motors Acceptance Corp.
      5.77%, due 10/15/97..............................................      737
  800 Hyundai Motors
      5.53%, due 7/07/97...............................................      799
  800 National Fleet Funding
      5.58%, due 7/18/97...............................................      798
 FINANCE-CONSUMER - 9.6%
  800 Commercial Credit CP
      5.61%, due 8/05/97...............................................      796
  800 Household Finance Corp.
      5.57%, due 9/09/97...............................................      791
 FINANCE-DIVERSIFIED & BUSINESS - 17.5%
  800 Associates Corp. of North America
      5.60%, due 7/21/97...............................................      797
  800 General Electric Capital Corp.
      5.51%, due 7/03/97...............................................      800

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000'S)                                                                 (000'S)
--------------------------------------------------------------------------------
 $500 Heller Financial, Inc.
      5.36%, due 8/11/97..............................................   $   497
  800 International Lease Finance Corp.
      5.56%, due 8/21/97..............................................       794
 FINANCIAL-MISCELLANEOUS - 4.5%
  750 Tasmanian Public Finance Corp.
      5.66%, due 8/28/97..............................................       743
 FINANCIAL SERVICES-BROKERAGE - 9.0%
  700 Merrill Lynch & Co., Inc.
      5.43%, due 7/16/97..............................................       698
  800 Smith Barney Inc. CP
      5.54%, due 7/29/97..............................................       797
                                                                         -------
 TOTAL COMMERCIAL PAPER................................................   14,331
                                                                         -------
 U.S. GOVERNMENT AND AGENCY SECURITIES - 3.0%
 STUDENT LOAN MARKETING ASSOCIATION - 3.0%
  500 5.535%, due 2/25/98.............................................       500
                                                                         -------
 TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES...........................      500
                                                                         -------
 OTHER INVESTMENTS - 7.9%
 INVESTMENT COMPANIES:
  807 SSgA Money Market Portfolio.....................................       807
  504 SSgA U.S. Treasury Money Market Portfolio.......................       504
                                                                         -------
 TOTAL OTHER INVESTMENTS...............................................    1,311
                                                                         -------
 TOTAL INVESTMENTS - 97.4%.............................................   16,142
 OTHER ASSETS, LESS LIABILITIES........................................      426
                                                                         -------
 NET ASSETS............................................................  $16,568
                                                                         =======
--------------------------------------------------------------------------------

#Security exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total market value of this security is $797,035 or 4.81% of net assets.

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statement of Assets and Liabilities
             SAFECO Resource Series Trust -- Money Market Portfolio
                              As of June 30, 1997
                                  (Unaudited)

(In Thousands, Except Per-Share Amounts)
---------------------------------------------------------
ASSETS:
 Investments, at Cost                             $16,142
                                                  =======
 Investments, at Value                            $16,142
 Receivables:
  Dividends and interest                               17
  Trust shares sold                                   647
                                                  -------
   Total assets                                    16,806
LIABILITY:
 Trust shares redeemed                                238
                                                  -------
NET ASSETS                                        $16,568
                                                  =======
TRUST SHARES OUTSTANDING
 (Par Value $.001, unlimited shares authorized)    16,568
                                                  =======
NET ASSET VALUE PER SHARE
 (Net assets divided by Trust shares outstanding) $  1.00
                                                  =======

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statement of Operations
             SAFECO Resource Series Trust -- Money Market Portfolio
                  For the Six-Month Period Ended June 30, 1997
                                  (Unaudited)

($ in Thousands)
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Interest                                                          $432
EXPENSES:
 Investment advisory fees                                            49
 Legal and auditing fees                                              8
 Custodian fees                                                       3
 Trustees' fees                                                       2
 Other                                                                1
                                                                   ----
  Total expenses before reimbursement                                63
 Expense reimbursement                                               14
                                                                   ----
  Total expenses after reimbursement                                 49
                                                                   ----
NET INVESTMENT INCOME AND NET CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                        $383
                                                                   ====
                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       Statement of Changes in Net Assets
             SAFECO Resource Series Trust -- Money Market Portfolio
                                  (Unaudited)

                                                 For the Six-
                                                 Month Period       For the
                                                        Ended    Year Ended
                                                     June 30,  December 31,
(In Thousands)                                           1997          1996
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                $   383       $   491
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                   (383)         (491)
NET TRUST SHARE TRANSACTIONS                            4,075         3,774
                                                      -------       -------
TOTAL CHANGE IN NET ASSETS                              4,075         3,774
NET ASSETS AT BEGINNING OF PERIOD                      12,493         8,719
                                                      -------       -------
NET ASSETS AT END OF PERIOD                           $16,568       $12,493
                                                      =======       =======
----------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN TRUST SHARES AND AMOUNTS
 Sales                                                 42,712        46,941
 Reinvestments                                            383           491
 Redemptions                                          (39,020)      (43,658)
                                                      -------       -------
 Net change                                             4,075         3,774
                                                      =======       =======

Because share value is equal to $1.00, dollar amounts and share amounts are identical.

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Notes to Financial Statements
                                  (Unaudited)

1. GENERAL

  SAFECO Resource Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management invest-ment company. The Trust consists of six portfolios. Shares of the Trust Portfo-lios are available as funding vehicles for certain variable annuity and vari-able life products sold by SAFECO Life Insurance Company and other insurance companies.
  The financial statements included herein are only those of the Money Market Portfolio. The financial statements of the other portfolios are presented sepa-rately. The investment objective of the Money Market Portfolio is current in-come while preserving capital and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.
  SECURITY VALUATION. Securities in the Portfolio purchased at par are valued at cost. All other securities are valued at amortized cost, which approximates market value.
  SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions (if any) are determined using the identified cost method.
  INCOME RECOGNITION. Interest is accrued on Portfolio investments daily. Divi-dend income on investments in mutual funds is recorded on the ex-dividend date.
  DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment in-come are declared as of the close of each business day and payment is made as of the last business day of each month.
  FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


3. TRANSACTIONS WITH AFFILIATES

  SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of
 .65 percent.
  The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates equivalent to commercial bank interest rates.
  At June 30, 1997, SAFECO Life Insurance Company owned 100 percent of the out-standing shares of the Portfolio.
  Currently, SAFECO Life Insurance Company (SAFECO) pays all the expenses of the Portfolio except for investment advisory fees. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses in addition to investment advisory fees. These expenses will include legal and auditing fees, custodian fees, and other expenses.

4. FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

                                      FOR THE
                                    SIX-MONTH
                                 PERIOD ENDED
                                     JUNE 30,    YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------
                                         1997     1996    1995    1994    1993
-------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF
 PERIOD                               $  1.00  $  1.00  $ 1.00  $ 1.00  $ 1.00
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income                   0.02     0.05    0.05    0.04    0.03
LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                (0.02)   (0.05)  (0.05)  (0.04)  (0.03)
                                      -------  -------  ------  ------  ------
 Net asset value at end of
  period                                 1.00  $  1.00  $ 1.00  $ 1.00  $ 1.00
                                      =======  =======  ======  ======  ======
TOTAL RETURN(A)                       2.44%**    4.94%   5.56%   3.65%   2.61%
NET ASSETS AT END OF PERIOD
 (000'S OMITTED)                      $16,568  $12,493  $8,719  $9,315  $6,327
RATIO OF EXPENSES TO AVERAGE
 NET ASSETS                             .63%*     .62%    .62%    .63%    .64%
RATIO OF EXPENSES TO AVERAGE
 NET ASSETS BEFORE EXPENSE
 REIMBURSEMENTS++                       .79%*     .90%    .87%    .87%      --
RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS                 4.89%*    4.86%   5.32%   3.63%   2.61%
-------------------------------------------------------------------------------

  * Annualized.
 ** Not Annualized.
 ++ See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been re-duced during the periods shown (See Note 3 of Notes to Financial State-ments).

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

SAFECO RESOURCE SERIES TRUST

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding Vice President and Treasurer
Neal A. Fuller Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

AUDITOR:
Ernst & Young, LLP

GMF 941 8/97

[LOGO]  Printed on Recycled Paper.

This report must be preceded or accompanied by a current prospectus.

(R) Registered trademark of SAFECO Corporation.

                                 June 30, 1997

                                      [LOGO]

                               Semi-Annual Report

                         Safeco Resource Series Trust
                               Equity Portfolio

                                --------------


                         [LOGO OF SAFECO MUTUAL FUNDS]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Portfolio Manager Letter
                                 June 30, 1997

                            [PICTURE APPEARS HERE]
                                  Rich Meagley

SAFECO RST EQUITY PORTFOLIO

    SAFECO RST Equity returned 31.10% for the 12 months ended June 30, 1997, beating the Lipper peer group, but lagged the S&P 500 at 34.05%.

    Three stocks held us below the broad market: Viacom, Advanta and PacifiCare. However, far more of our stocks added to rather than detracted from our performance. And for that reason, RST Equity beat the growth and income peer group average which was 28.07% for the 12-month period according to Lipper Analytical Services.

    Within the Viacom organization, Blockbuster has been a bust. Competition for leisure time attention has come from multiple fronts and, consequently, Viacom will close some stores. Meanwhile, the MTV division is doing fine. We're holding our position.

    PacifiCare discovered the HMO it acquired, FHP, was in poorer financial shape than anticipated. That news sent the stock reeling. None-the-less the company's long-term fundamentals remain unchanged and the merged company con-trols 25% of the Medicare market. I bought

RST EQUITY PORFOLIO

                                                    Since
                            1 Year     5 Year     Inception
                          ----------------------------------
Equity Portfolio                31.10      24.29       15.53

RST EQUITY PORTFOLIO
ILLUSTRATION OF A $10,000 INVESTMENT:
SINCE FUND INCEPTION ON JULY 21, 1987 TO JUNE 30, 1997*

            Date                    Equity           S&P
------------------------------------------------------------
                    07/31/87          10,000          10,000
                    08/31/87          10,000          10,373
                    09/30/87          10,351          10,146
                    10/31/87          10,040           7,960
                    11/30/87           7,783           7,304
                    12/31/87           7,689           7,860
                    01/31/88           7,689           8,191
                    02/29/88           8,313           8,573
                    03/31/88           8,865           8,308
                    04/30/88           8,848           8,400
                    05/31/88           8,928           8,473
                    06/30/88           8,883           8,862
                    07/31/88           9,195           8,829
                    08/31/88           9,204           8,528
                    09/30/88           9,097           8,892
                    10/31/88           9,471           9,139
                    11/30/88           9,721           9,008
                    12/31/88           9,687           9,166
                    01/31/89           9,687           9,837
                    02/28/89          10,236           9,592
                    03/31/89          10,069           9,815
                    04/30/89          10,115          10,325
                    05/31/89          10,600          10,743
                    06/30/89          10,916          10,682
                    07/31/89          10,954          11,646
                    08/31/89          11,913          11,875
                    09/30/89          12,043          11,826
                    10/31/89          11,736          11,552
                    11/30/89          11,969          11,787
                    12/31/89          12,313          12,070
                    01/31/90          11,326          11,260
                    02/28/90          11,376          11,405
                    03/31/90          11,805          11,708
                    04/30/90          11,376          11,415
                    05/31/90          12,373          12,528
                    06/30/90          12,413          12,443
                    07/31/90          12,413          12,403
                    08/31/90          12,443          11,282
                    09/30/90          11,346          10,732
                    10/31/90          10,838          10,686
                    11/30/90          10,718          11,376
                    12/31/90          11,671          11,694
                    01/31/91          12,174          12,204
                    02/28/91          12,933          13,076
                    03/31/91          13,251          13,393
                    04/30/91          13,661          13,425
                    05/31/91          14,194          14,005
                    06/30/91          13,415          13,363
                    07/31/91          14,297          13,986
                    08/31/91          14,471          14,318
                    09/30/91          14,163          14,079
                    10/31/91          14,287          14,267
                    11/30/91          13,497          13,692
                    12/31/91          14,804          15,259
                    01/31/92          15,551          14,975
                    02/29/92          15,936          15,169
                    03/31/92          15,068          14,874
                    04/30/92          15,200          15,311
                    05/31/92          15,046          15,386
                    06/30/92          14,113          15,157
                    07/31/92          14,640          15,777
                    08/31/92          14,157          15,453
                    09/30/92          14,211          15,636
                    10/31/92          14,717          15,689
                    11/30/92          15,617          16,222
                    12/31/92          15,997          16,421
                    01/31/93          16,391          16,558
                    02/28/93          16,369          16,784
                    03/31/93          17,067          17,138
                    04/30/93          16,718          16,723
                    05/31/93          18,036          17,170
                    06/30/93          18,093          17,220
                    07/31/93          17,890          17,150
                    08/31/93          18,859          17,800
                    09/30/93          19,422          17,663
                    10/31/93          19,929          18,029
                    11/30/93          20,064          17,857
                    12/31/93          20,463          18,073
                    01/31/94          21,761          18,688
                    02/28/94          21,208          18,181
                    03/31/94          20,355          17,391
                    04/30/94          20,932          17,613
                    05/31/94          21,449          17,900
                    06/30/94          20,679          17,462
                    07/31/94          21,160          18,034
                    08/31/94          22,543          18,772
                    09/30/94          22,314          18,314
                    10/31/94          22,807          18,724
                    11/30/94          22,350          18,043
                    12/31/94          22,292          18,310
                    01/31/95          22,477          18,784
                    02/28/95          23,060          19,515
                    03/31/95          23,391          20,090
                    04/30/95          24,000          20,681
                    05/31/95          24,609          21,521
                    06/30/95          25,391          22,020
                    07/31/95          25,775          22,749
                    08/31/95          26,530          22,806
                    09/30/95          27,563          23,768
                    10/31/95          27,537          23,682
                    11/30/95          28,345          24,720
                    12/31/95          28,674          25,197
                    01/31/96          29,479          26,054
                    02/29/96          29,643          26,296
                    03/31/96          30,016          26,548
                    04/30/96          30,642          26,939
                    05/31/96          31,357          27,633
                    06/30/96          31,923          27,738
                    07/31/96          30,686          26,513
                    08/31/96          30,970          27,073
                    09/30/96          32,847          28,596
                    10/31/96          33,891          29,384
                    11/30/96          36,499          31,603
                    12/31/96          35,782          30,977
                    01/31/97          37,888          32,910
                    02/28/97          38,085          33,170
                    03/31/97          36,473          31,810
                    04/30/97          37,641          33,706
                    05/31/97          40,174          35,755
                    06/30/97          41,852          37,357

* Inception of Fund was July 21, 1987.
  Graph and average annual return comparison begins July 21, 1987.

  The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  Performance represents the performance of the Equity Portfolio only and excludes separate account charges such as deductions for administration charges, contingent deferred sales charges, and mortality and expense risk premiums.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PORTFOLIO MANAGER LETTER (Continued)

more PacifiCare on what I perceive to be a temporary setback.

    Advanta was overly aggressive in its strategy to pursue market share with low introductory rates. It now has $10 billion in credit card receivables is-sued to what turned out to be higher risk users. We still own Advanta, but it's the smallest position in our portfolio.

    Other than the preceding stories, the past six months have been character-ized by quality companies, low turnover and more stocks that pleased than disappointed.

    Technology helped us outperform the peer group. Microsoft was one of our best performing stocks. So was Seagate which we sold before the stock fell in the face of stiff competition, and questions about overcapacity. Walmart was another stock that did well for us. We bought it late in 1995 when it was trad-ing at a price that underestimated its growth rate.

    As always, I'm trying to slowly work the cliche buy low and sell high. I added Hewlett Packard and 3Com because their price dipped and I like their fun-damentals. And I sold Browning Ferris, Seagate, ConAgra and Colgate when they hit our price objective.

    I've shifted our stake in the healthcare arena so that four of our six healthcare holdings are in drugs and drugstore-type products. Changes in medi-cal practices, the aging of America, and the aid the FDA is giving to drug de-velopment have created a favorable environment for drug stocks. For example, we bought SmithKline Beecham because it had a good pipeline (drugs enroute for FDA approval) and a valuation that was below its peers. Indeed, SmithKline secured FDA approval for wider application of its hepatitis drugs and moved up 65% over the last 12 months.

                                   HIGHLIGHTS

                                                                               %
TEN LARGEST HOLDINGS                                                  NET ASSETS
--------------------------------------------------------------------------------
Chase Manhattan Corp. ..................................................... 4.7%
Kimberly-Clark Corp. ...................................................... 3.1
American Stores Co. ....................................................... 3.0
Hartford Financial Services Group, Inc. ................................... 3.0
Burlington Northern Santa Fe............................................... 2.7
SmithKline Beecham, plc (ADR).............................................. 2.6
Intel Corp. ............................................................... 2.5
Bell Atlantic Corp. ....................................................... 2.4
Lockheed Martin Corp. ..................................................... 2.4
Columbia/HCA Healthcare Corp. ............................................. 2.3

Market Capitalization
------------------------------------------------
Large-Cap (over $4 billion)                  90%
Mid-Cap ($1 billion-$4 billion)               6%
Small-Cap (under $1 billion)                  1%
Cash & Other                                  3%
                                        --------
  Total                                     100%
                                        ========

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                     PORTFOLIO MANAGER LETTER (Continued)

    Chase is still the RST Equity Portfolio's largest holding and the reason for holding it remains the same: cost cutting.

    Hartford, Kimberly Clark, American Stores, Burlington Northern are names that are new to the top ten--but not to the Portfolio. Again the main theme is cost cutting: The savings and earnings growth Kimberly and Burlington Northern can reap through their respective mergers are pretty easy to visualize. As well, we see Hartford, recently released from ITT, becoming leaner and meaner.

    American Stores has clearly laid plans to consolidate buying and distribu-tion and bring its grocery and drugstore profit margins up to industry levels. We bought the stock believing it could raise its margins and, subsequently its stock price.

    I've made Lockheed Martin a top-ten holding purely because it's a major participant of the aerospace consolidation. And where there is consolidation there can be cost cutting.

    In summary, I think the market is expensive, and that perception has made me a very cost-conscious manager. I also believe, in spite of the high prices, there are values to be found and that you have hired me to find them. And so I will continue forward, knowing you have hired me to invest your money in stocks and making every effort not to pay too much for a stock in a market that seems overpriced.

/s/ Rich Meagley

Rich Meagley
-------------------------------------------------------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Portfolio Manager, he left the company. He rejoined in 1995 as RST Equity Portfolio Manager. He holds an MBA from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Portfolio of Investments
                SAFECO Resource Series Trust -- Equity Portfolio
                              As of June 30, 1997
                                  (Unaudited)

                                                VALUE
 SHARES                                        (000'S)
-------------------------------------------------------
 COMMON STOCKS - 96.9%
 AEROSPACE/DEFENSE - 2.4%
   78,000 Lockheed Martin Corp. .............  $  8,078
 AUTO PARTS & EQUIPMENT - 2.0%
  190,000 Echlin, Inc. ......................     6,840
 BANKS (MAJOR REGIONAL) - 2.1%
  108,000 NationsBank Corp. .................     6,966
 BANKS (MONEY CENTER) - 4.7%
  162,000 Chase Manhattan Corp. .............    15,724
 BEVERAGES (NON-ALCOHOLIC) - 1.5%
  135,000 PepsiCo, Inc. .....................     5,071
 BROADCASTING (TELEVISION, RADIO & CABLE) -
  2.1%
  235,000 *Viacom, Inc. (Class B)...............  7,050
 CHEMICALS - 1.7%
   92,000 Du Pont (E.I.) de Nemours & Co. ...     5,784
 COMPUTERS (HARDWARE) - 2.1%
  125,000 Hewlett-Packard Co. ...............     7,000
 COMPUTERS (NETWORKING) - 1.7%
 125,000* 3Com Corp. ........................     5,625
 COMPUTERS (SOFTWARE & SERVICES) - 5.4%
  180,000 Electronic Data Systems Corp. .....     7,380
   45,000 Microsoft Corp. ...................     5,687
  100,000 Oracle Corp. ......................     5,037
 ELECTRIC COMPANIES - 1.9%
  300,000 Houston Industries, Inc. ..........     6,431
 ELECTRICAL EQUIPMENT - 3.7%
  155,000 AMP, Inc. .........................     6,471
   90,000 General Electric Co. ..............     5,884
 ELECTRONICS (SEMICONDUCTORS) - 2.5%
   58,000 Intel Corp. .......................     8,225
 ENTERTAINMENT - 1.6%
   67,000 Walt Disney Co. ...................     5,377

                                                VALUE
 SHARES                                        (000'S)
-------------------------------------------------------
 FINANCIAL (DIVERSIFIED) - 5.1%
 135,000 Advanta Corp. (Class B)...............$  4,818
 150,000 Federal Home Loan Mortgage Corp. ..      5,156
 165,000 Federal National Mortgage
         Association........................      7,198
 HEALTH CARE (DIVERSIFIED) - 5.8%
  98,000 American Home Products Corp. ......      7,497
  81,000 Bristol-Myers Squibb Co. ..........      6,561
  85,000 Johnson & Johnson..................      5,472
 HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) -
  2.6%
  95,000 SmithKline Beecham, plc (ADR).........   8,704
 HEALTH CARE (HOSPITAL MANAGEMENT) - 4.4%
 200,000 Columbia/HCA Healthcare Corp. .....      7,862
 105,000 *PacifiCare Health Systems, Inc.
         (Class B).............................   6,707
 HOUSEHOLD PRODUCTS (NON-DURABLES) - 3.1%
 208,000 Kimberly-Clark Corp. ..............     10,348
 INSURANCE (MULTI-LINE) - 4.6%
  35,500 American International Group,
         Inc. ..............................      5,303
 120,000 Hartford Financial Services Group,
         Inc. ..............................      9,930
 MANUFACTURING (DIVERSIFIED) - 4.0%
  71,000 AlliedSignal, Inc. ................      5,964
 120,000 Dover Corp. .......................      7,380
 OIL (DOMESTIC INTEGRATED) - 6.7%
 124,000 Exxon Corp. .......................      7,626
 112,000 Mobil Corp. .......................      7,826
  65,000 Texaco, Inc. ......................      7,069
 OIL (INTERNATIONAL INTEGRATED) - 1.8%
 108,000 Royal Dutch Petroleum Co. (ADR).......   5,872

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PORTFOLIO OF INVESTMENTS (Continued)
                SAFECO Resource Series Trust -- Equity Portfolio
                              As of June 30, 1997
                                  (Unaudited)

                                                                         VALUE
 SHARES                                                                 (000'S)
--------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS - 1.7%
  82,000 Willamette Industries, Inc. .................................  $  5,740
 RAILROADS - 2.7%
 102,000 Burlington Northern Santa Fe.................................     9,167
 RETAIL (DEPARTMENT STORES) - 2.0%
 140,000 May Department Stores Co. ...................................     6,615
 RETAIL (FOOD CHAINS) - 5.0%
 185,000 Albertson's, Inc. ...........................................     6,753
 205,000 American Stores Co. .........................................    10,122
 RETAIL (GENERAL MERCHANDISE) - 2.1%
 205,000 Wal-Mart Stores, Inc. .......................................     6,932
 SERVICES (DATA PROCESSING) - 2.2%
 170,000 First Data Corp. ............................................     7,469
 TELECOMMUNICATIONS (LONG DISTANCE) - 1.6%
 155,000 AT&T Corp. ..................................................     5,435

                                                                         VALUE
 SHARES                                                                 (000'S)
--------------------------------------------------------------------------------
 TELEPHONE -- 4.2%
    107,000 Bell Atlantic Corp. .....................................   $  8,119
    135,000 GTE Corp. ...............................................      5,923
 TOBACCO - 1.9%
    140,000 Philip Morris Cos., Inc. ................................      6,213
                                                                        --------
 TOTAL COMMON STOCKS..................................................   324,411
                                                                        --------
 TEMPORARY INVESTMENTS - 2.9%
 INVESTMENT COMPANIES:
  9,817,841 SSgA Money Market
            Portfolio................................................      9,818
                                                                        --------
 TOTAL TEMPORARY INVESTMENTS..........................................     9,818
                                                                        --------
 TOTAL INVESTMENTS - 99.8%............................................   334,229
 OTHER ASSETS, LESS LIABILITIES.......................................       487
                                                                        --------
 NET ASSETS...........................................................  $334,716
                                                                        ========
--------------------------------------------------------------------------------

*Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statement of Assets and Liabilities
                SAFECO Resource Series Trust -- Equity Portfolio
                              As of June 30, 1997
                                  (Unaudited)

(In Thousands, Except Per-Share Amounts)
-------------------------------------------------------------------------
ASSETS:
 Investments, at Cost                                            $258,004
                                                                 ========
 Investments, at Value                                           $334,229
 Receivables:
  Dividends and interest                                              414
  Trust shares sold                                                   475
                                                                 --------
   Total assets                                                   335,118
LIABILITIES:
 Payables:
  Investment advisory fees                                            208
  Trust shares redeemed                                               182
  Other                                                                12
                                                                 --------
   Total liabilities                                                  402
                                                                 --------
NET ASSETS                                                       $334,716
                                                                 ========
Net Assets consist of:
 Accumulated net investment income                               $  1,820
 Accumulated net realized gain on investment transactions          16,837
 Net unrealized appreciation                                       76,225
 Paid in capital (par value $.001, unlimited shares authorized)   239,834
                                                                 --------
NET ASSETS                                                       $334,716
                                                                 ========
TRUST SHARES OUTSTANDING                                           13,155
                                                                 ========
NET ASSET VALUE PER SHARE
 (NET ASSETS DIVIDED BY TRUST SHARES OUTSTANDING)                $  25.44
                                                                 ========

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statement of Operations
                SAFECO Resource Series Trust -- Equity Portfolio
                  For the Six Month Period Ended June 30, 1997
                                  (Unaudited)

($ in Thousands)
-----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ 2,753
 Interest                                               152
                                                    -------
  Total investment income                             2,905
EXPENSES:
 Investment advisory fees                             1,064
 Legal and auditing fees                                  9
 Custodian fees                                           7
 Trustees' fees                                           3
 Other                                                    2
                                                    -------
  Total expenses                                      1,085
                                                    -------
NET INVESTMENT INCOME                                 1,820
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                    16,837
 Net change in unrealized appreciation               28,098
                                                    -------
NET GAIN ON INVESTMENTS                              44,935
                                                    -------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS  $46,755
                                                    =======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       Statement of Changes in Net Assets
                SAFECO Resource Series Trust -- Equity Portfolio
                                  (Unaudited)

                                                  FOR THE SIX-       FOR THE
                                                  MONTH PERIOD    YEAR ENDED
                                                ENDED JUNE 30,  DECEMBER 31,
(In Thousands)                                            1997          1996
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                $  1,820      $  3,679
 Net realized gain on investments                       16,837        20,981
 Net change in unrealized appreciation                  28,098        23,643
                                                      --------      --------
 Net change in net assets resulting from
  operations                                            46,755        48,303
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                      --        (3,679)
 Net realized gain on investments                           --       (20,981)
                                                      --------      --------
 Total distributions                                        --       (24,660)
NET TRUST SHARE TRANSACTIONS                            24,894        69,945
                                                      --------      --------
TOTAL CHANGE IN NET ASSETS                              71,649        93,588
NET ASSETS AT BEGINNING OF PERIOD                      263,067       169,479
                                                      --------      --------
NET ASSETS AT END OF PERIOD                           $334,716      $263,067
                                                      ========      ========
-----------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS
SHARES:
 Sales                                                   2,499         3,791
 Reinvestments                                              --         1,134
 Redemptions                                            (1,440)       (1,636)
                                                      --------      --------
 Net change                                              1,059         3,289
                                                      ========      ========
AMOUNTS:
 Sales                                                $ 58,309      $ 80,468
 Reinvestments                                              --        24,660
 Redemptions                                           (33,415)      (35,183)
                                                      --------      --------
 Net change                                           $ 24,894      $ 69,945
                                                      ========      ========

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Notes to Financial Statements
                                  (Unaudited)
1.GENERAL

  SAFECO Resource Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management invest-ment company. The Trust consists of six portfolios. Shares of the Trust Portfo-lios are available as funding vehicles for certain variable annuity and vari-able life products sold by SAFECO Life Insurance Company and other insurance companies.
  The financial statements included herein are only those of the Equity Portfo-lio. The financial statements of the other portfolios are presented separately. The investment objective of the Equity Portfolio is long term capital growth and income.

2.SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.
  SECURITY VALUATION. Securities in the Portfolio traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in other mutual funds are valued at net asset value.
  SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
  INCOME RECOGNITION. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.
  DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment in-come and distributions of realized gains are recorded on the last business day of the year.
  FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


3.TRANSACTIONS WITH AFFILIATES

  SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of
 .74 percent.
  The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates equivalent to commercial bank interest rates.
  At June 30, 1997, SAFECO Life Insurance Company owned over 99 percent of the outstanding shares of the Portfolio.
  Prior to May, 1994, SAFECO Life Insurance Company (SAFECO) paid all the ex-penses of the Portfolio except for investment advisory fees. Beginning in May, 1994, the Portfolio is charged for all operating expenses in addition to in-vestment advisory fees.

4. INVESTMENT TRANSACTIONS

                                                  ($ in Thousands)
------------------------------------------------------------------
PURCHASES FOR THE SIX-MONTHS ENDED JUNE 30, 1997           $87,297
                                                           =======
SALES FOR THE SIX-MONTHS ENDED JUNE 30, 1997               $64,564
                                                           =======
------------------------------------------------------------------

  Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

  Unrealized appreciation (depreciation) at June 30, 1997:

                                                            ($ in Thousands)
-----------------------------------------------------------------------------
Aggregate gross unrealized appreciation for investment
 securities in which there is an excess of value over
 identified cost                                                     $82,907
Aggregate gross unrealized depreciation for investment
 securities in which there is an excess of identified cost
 over value                                                           (6,682)
                                                                     -------
NET UNREALIZED APPRECIATION                                          $76,225
                                                                     =======
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5. FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

                           FOR THE
                          SIX-MONTH
                         PERIOD ENDED
                           JUNE 30,         YEAR ENDED DECEMBER 31,
                            --------------------------------------------------
                               1997       1996      1995      1994       1993
------------------------------------------------------------------------------
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  21.75   $  19.24  $  16.83  $  17.02  $   14.20
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income         0.14       0.34      0.39      0.31       0.23
 Net realized and
  unrealized gain on
  investments                  3.55       4.43      4.43      1.21       3.74
                           --------   --------  --------  --------  ---------
 Total from investment
  operations                   3.69       4.77      4.82      1.52       3.97
LESS DISTRIBUTIONS:
 Dividends from net
  investment income              --      (0.34)    (0.39)    (0.31)     (0.23)
 Distributions from
  realized gains                 --      (1.92)    (2.02)    (1.40)     (0.92)
                           --------   --------  --------  --------  ---------
 Total distributions             --      (2.26)    (2.41)    (1.71)     (1.15)
                           --------   --------  --------  --------  ---------
NET ASSET VALUE AT END
 OF PERIOD                 $  25.44   $  21.75  $  19.24  $  16.83  $   17.02
                           ========   ========  ========  ========  =========
TOTAL RETURN               16.97%**     24.79%    28.63%  8.94%(A)  27.92%(A)
NET ASSETS AT END OF
 PERIOD (000'S OMITTED)    $334,716   $263,067  $169,479  $102,321  $  68,157
RATIO OF EXPENSES TO
 AVERAGE NET ASSETS           .74%*       .72%      .75%      .77%       .73%
RATIO OF EXPENSES TO
 AVERAGE NET ASSETS
 BEFORE EXPENSE
 REIMBURSEMENTS++               N/A        N/A       N/A      .78%         --
RATIO OF NET INVESTMENT
 INCOME TO AVERAGE NET
 ASSETS                      1.25%*      1.72%     2.26%     1.98%      1.71%
PORTFOLIO TURNOVER RATE     45.01%*     56.99%    69.18%    28.71%     41.35%
AVERAGE COMMISSION RATE
 PAID                      $ 0.0573   $ 0.0584        --        --         --
------------------------------------------------------------------------------

   *  Annualized.
  **  Not Annualized.
  ++  See Note 3 of Notes to Financial Statements.
 (A) The total return would have been lower had certain expenses not been re-duced during the periods shown (See Note 3 of Notes to Financial State-ments).
N/A  Not applicable as no fund expenses were reimbursed.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

SAFECO RESOURCE SERIES TRUST

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding Vice President and Treasurer
Neal A. Fuller Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

AUDITOR:
Ernst & Young, LLP

GMF 939 8/97

LOGO  Printed on Recycled Paper.

This report must be preceded or accompanied by a current prospectus.

(R) Registered trademark of SAFECO Corporation.

                                 June 30, 1997

                                    [LOGO]

                               Semi-Annual Report

                         Safeco Resource Series Trust
                         Small Company Stock Portfolio

                                --------------


                         [LOGO OF SAFECO MUTUAL FUNDS]

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                           Portfolio Manager Letter
                                 June 30, 1997

                            [PICTURE APPEARS HERE]
                                  Greg Eisen

SAFECO RST SMALL COMPANY STOCK PORTFOLIO

   The SAFECO RST Small Company Stock Portfolio was launched April 30, 1997. It was a fortuitous time to begin investing because the Stock Mar-ket has advanced significantly since that time (In fact, the second quarter 1997 proved to be one of the best in several years for small capitalization stocks as measured by the Russell 2000 index).

   Regional banks are the largest sector in the RST Small Company. We own banks in Florida, Texas, California, Illinois and Washington State.

   Among the stocks purchased during the quarter were: Hooper Holmes, Patina Oil and Gas, Craig Corp preference shares, American Oilfield Divers and Ovid Technologies.

   Hooper Holmes, through its subsidiary Portamedic, provides information and specimen collection to the life insurance industry. If you ever applied for life insurance, chances are Hooper's nurse came to your house to interview you. The company is growing fast, with new avenues of distribution opening up to them.

      Patina Oil and Gas is a majority owned subsidiary of Snyder Oil. Snyder and Patina have committed to removing the Patina stock from Snyder's ownership, and the spin-off should attract attention to the cheaply valued Patina shares.

   Craig Corp is another value stock. Craig's assets are primarily cash and movie theaters in the US, Puerto Rico and Australia, some of which are operat-ing and some are under construction.

   American Oilfield Divers provides underwater construction services to the offshore oil drilling industry, which is in a major upturn.

   Ovid Technologies provides online access to research databases and full text versions of articles to the biomedical research community. Their product is sold directly to hospitals, research facilities, medical schools, and phar-maceutical companies and delivered over the internet.

   In summary, the small capitalization stock sector has recovered but contin-ues to lag larger capital-

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PORTFOLIO MANAGER LETTER (Continued)

ization stocks. Because of that, small company stocks look like a bargain. Even if we are still in the midst of a market that benefits the largest capitaliza-tion stocks, I believe staying the course with small caps that are good busi-nesses at cheap prices will be rewarding over the long haul.
    Our portfolio will remain essentially fully invested across the broad range of market sectors, in stocks that present the opportunity to provide better than average returns.

/s/ Greg Eisen

Greg Eisen
--------------------------------------------------------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

                                   HIGHLIGHTS

                                                                               %
TEN LARGEST HOLDINGS                                                  NET ASSETS
--------------------------------------------------------------------------------
Cole National Corp. (Class A).............................................. 4.3%
Penederm, Inc. ............................................................ 3.9
Lancer Corp................................................................ 3.8
Stage Stores, Inc. ........................................................ 3.7
Hooper Holmes, Inc......................................................... 3.4
GATX Corp.................................................................. 3.1
Tracor, Inc................................................................ 3.0
MICROS Systems, Inc........................................................ 2.9
Vallen Corp................................................................ 2.9
PC Services Source, Inc.................................................... 2.8

Market Capitalization
------------------------------------------------------
Large-Cap (over $4 billion)                         0%
Med-Cap ($1 billion-$4 billion)                     5%
Small-Cap (under $1 billion)                       89%
Cash and Other                                      6%
                                              --------
Total                                             100%
                                              ========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Portfolio of Investments
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
                              As of June 30, 1997
                                  (Unaudited)

                                                                          VALUE
 SHARES                                                                  (000'S)
--------------------------------------------------------------------------------
 COMMON STOCKS - 91.4%
 AIRLINES - 4.0%
  2,700 Air Express International Corp. ...............................  $  107
 23,000 *Mesa Air Group, Inc. .........................................     124
 AUTO PARTS & EQUIPMENT - 1.4%
  9,000 *Deflecta-Shield Corp. ........................................      79
 BANKS - 11.1%
  9,000 1st United Bancorp.............................................     158
  5,985 Columbia Banking System, Inc. .................................     121
  9,500 Hanmi Bank (Los Angeles, CA)...................................     166
  4,375 Independent Bankshares, Inc. ..................................      58
  2,000 *Southwest Bancorp of Texas, Inc. .............................      55
  6,900 UnionBancorp, Inc. ............................................      88
 BUILDING MATERIALS - 2.2%
  4,500 Zurn Industries, Inc. .........................................     129
 COMPUTERS (HARDWARE) - 5.7%
  4,000 *MICROS Systems, Inc. .........................................     168
 21,000 *PC Service Source, Inc. ......................................     165
 COMPUTERS (SOFTWARE & SERVICES) - 3.5%
  1,400 *RadiSys Corp. ................................................      56
  5,000 *SPSS, Inc. ...................................................     145
 CONSUMER FINANCE - 2.2%
  3,000 *AmeriTrade Holding Corp. .....................................      47
  2,500 *Ocwen Financial Corp. ........................................      82
 ELECTRONICS (DEFENSE) - 3.2%
  7,300 *Tracor, Inc. .................................................     183
 ENGINEERING & CONSTRUCTION - 2.1%
  4,500 *American Buildings Co. .......................................     122
 FINANCIAL (DIVERSIFIED) - 5.6%
  3,000 First Financial Caribbean Corp. (ADR)..........................      98

                                                                          VALUE
 SHARES                                                                  (000'S)
--------------------------------------------------------------------------------
 FINANCIAL (CONTINUED)
  8,300 Litchfield Financial Corp. ....................................  $   136
 10,000 *Long Beach Financial Corp. ...................................       88
 FOODS - 2.2%
  4,500 JP Foodservice, Inc. ..........................................      129
 GAMING, LOTTERY & PARIMUTUEL COMPANIES - 1.3%
  5,000 Sodak Gaming, Inc. ............................................       74
 HEALTH CARE (DIVERSIFIED) - 3.5%
  9,000 Hooper Holmes, Inc. ...........................................      206
 HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 3.7%
 16,000 *Penederm, Inc. ...............................................      216
 HEALTH CARE (SPECIALIZED SERVICES) - 1.8%
 10,000 Ovid Technologies, Inc. .......................................      106
 HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.5%
  9,000 Guest Supply, Inc. ............................................       86
 HOUSEWARES - 2.3%
 15,000 *Lifetime Hoan Corp. ..........................................      131
 MANUFACTURING (DIVERSIFIED) - 3.8%
  9,000 *Lancer Corp. .................................................      223
 OFFICE EQUIPMENT & SUPPLIES - 2.5%
  3,000 *Asia Pacific Wire & Cable Corp. Ltd. .........................       33
  7,000 Unisource Worldwide, Inc. .....................................      112
 OIL & GAS (DRILLING & EQUIPMENT) - 2.7%
  9,500 *American Oilfield Divers, Inc. ...............................      114
  1,700 *Stolt Comex Seaway, S.A. .....................................       43
 OIL & GAS (EXPLORATION & PRODUCTION) - 6.7%
 19,000 *Patina Oil & Gas Corp. .......................................      154
  3,000 *Seitel, Inc. .................................................      114
  5,000 *Swift Energy Co. .............................................      119
 RAILROADS - 3.0%
  3,000 GATX Corp. ....................................................      173

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PORTFOLIO OF INVESTMENTS (Continued)
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
                              As of June 30, 1997
                                  (Unaudited)

                                                                          VALUE
 SHARES                                                                  (000'S)
--------------------------------------------------------------------------------
 COMMON STOCKS (CONTINUED)
 REAL ESTATE-NON-AFFILIATED - 2.2%
 2,800  Alexandria Real Estate Equities, Inc. ........................   $    61
 3,200  Ocwen Asset Investment Corp. .................................        65
 RETAIL (SPECIALTY) - 4.2%
 5,500  *Cole National Corp. (Class A)................................       242
 RETAIL (SPECIALTY-APPAREL) - 3.8%
 8,500  *Stage Stores, Inc. ..........................................       222
 SERVICES (COMMERCIAL & CONSUMER) - 5.2%
 8,700  *Vallen Corp. ................................................       159
 7,700  York Group, Inc. .............................................       143
                                                                         -------
 TOTAL COMMON STOCKS                                                       5,301
                                                                         -------

                                                                          VALUE
  SHARES                                                                 (000'S)
--------------------------------------------------------------------------------
 PREFERRED STOCKS - 2.6%
 ENTERTAINMENT/LEISURE - 2.6%
     9,500 *Craig Corp. (Class A) ....................................      150
                                                                         ------
 TOTAL PREFERRED STOCKS................................................     150
                                                                         ------
 TEMPORARY INVESTMENTS - 6.0%
 INVESTMENT COMPANIES:
    61,345 SSgA Money Market Portfolio................................       61
   289,092 SSgA U.S. Treasury Money Market Portfolio..................      289
                                                                         ------
 TOTAL TEMPORARY INVESTMENTS...........................................     350
                                                                         ------
 TOTAL INVESTMENTS--100.0%.............................................   5,801
 Liabilities, less Other Assets........................................      (2)
                                                                         ------
 NET ASSETS............................................................  $5,799
                                                                         ======
--------------------------------------------------------------------------------

*Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statement of Assets and Liabilities
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
                              As of June 30, 1997
                                  (Unaudited)


(IN THOUSANDS, EXCEPT PER-SHARE AMOUNTS)
-----------------------------------------------------------------------
ASSETS:
 Investments, at Cost                                            $5,186
                                                                 ======
 Investments, at Value                                           $5,801
 Receivables:
  Investment securities sold                                          6
  Dividends and interest                                              2
                                                                 ------
   Total assets                                                   5,809
LIABILITIES:
 Payables:
  Investment securities purchased                                     5
  Investment advisory fees                                            4
  Other                                                               1
                                                                 ------
   Total liabilities                                                 10
                                                                 ------
NET ASSETS                                                       $5,799
                                                                 ======
Net Assets consist of:
 Accumulated net investment income                               $    6
 Accumulated net realized gain on investment transactions             4
 Net unrealized appreciation (depreciation)                         615
 Paid in capital (par value $.001, unlimited shares authorized)   5,174
                                                                 ------
NET ASSETS                                                       $5,799
                                                                 ======
TRUST SHARES OUTSTANDING                                            516
                                                                 ======
NET ASSET VALUE PER SHARE
 (NET ASSETS DIVIDED BY TRUST SHARES OUTSTANDING)                $11.23
                                                                 ======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statement of Operations
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
  For the Period from April 30, 1997 (Commencement of Operations) to June 30,
                                      1997
                                  (Unaudited)

($ in Thousands)
-------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                               $  5
 Interest                                                   9
                                                         ----
  Total investment income                                  14
EXPENSES:
 Investment advisory fees                                   7
 Legal and auditing fees                                    2
 Custodian fees                                             1
 Trustees' fees                                             1
 Other                                                      1
                                                         ----
  Total expenses before reimbursement                      12
 Expense reimbursement                                      4
                                                         ----
  Total expenses after reimbursement                        8
                                                         ----
NET INVESTMENT INCOME                                       6
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                           4
 Net change in unrealized appreciation                    615
                                                         ----
NET GAIN ON INVESTMENTS                                   619
                                                         ----
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS       $625
                                                         ====

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       Statement of Changes in Net Assets
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
  For the Period from April 30, 1997 (Commencement of Operations) to June 30,
                                      1997
                                  (Unaudited)

(IN THOUSANDS)
----------------------------------------------------------
OPERATIONS:
 Net investment income                              $    6
 Net realized gain on investments                        4
 Net change in unrealized appreciation                 615
                                                    ------
 Net change in net assets resulting from operations    625
NET TRUST SHARE TRANSACTIONS                         5,174
                                                    ------
TOTAL CHANGE IN NET ASSETS                           5,799
NET ASSETS AT BEGINNING OF PERIOD                       --
                                                    ------
NET ASSETS AT END OF PERIOD                         $5,799
                                                    ======
----------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN TRUST SHARES AND AMOUNTS
SHARES:
 Sales                                                 517
 Reinvestments                                          --
 Redemptions                                            --
                                                    ------
  Net change                                           517
                                                    ======
AMOUNTS:
 Sales                                              $5,174
 Reinvestments                                          --
 Redemptions                                            --
                                                    ------
  Net change                                        $5,174
                                                    ======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Notes to Financial Statements
                                  (Unaudited)

1.GENERAL

  SAFECO Resource Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management invest-ment company. The Trust consists of six portfolios. Shares of the Trust Portfo-lios are available as funding vehicles for certain variable annuity and vari-able life products sold by SAFECO Life Insurance Company and other insurance companies.
  The financial statements included herein are only those of the Small Company Portfolio. The financial statements of the other portfolios are presented sepa-rately. The investment objective of the Small Company Portfolio is long term capital growth.

2.SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.
  SECURITY VALUATION. Securities in the Portfolio traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in other mutual funds are valued at net asset value.
  SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
  INCOME RECOGNITION. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.
  DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment in-come and distribution of realized gains are recorded on the last business day of December each year.
  FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


3.TRANSACTIONS WITH AFFILIATES

  SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of
 .85 percent.
  The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates equivalent to commercial bank interest rates.
  At June 30, 1997, SAFECO Life Insurance Company owned 100 percent of the out-standing shares of the Portfolio.
  Currently, SAFECO Asset Management Company pays all "other expenses" (i.e., expenses other than investment advisory fees) in excess of .10% of the Portfo-lio's average annual net assets. When net assets exceed $20 million, the Port-folio will be charged for all operating expenses.

4.INVESTMENT TRANSACTIONS

                                                        ($ in Thousands)
------------------------------------------------------------------------
PURCHASES FOR THE TWO-MONTH PERIOD ENDED JUNE 30, 1997            $4,914
                                                                  ======
SALES FOR THE TWO-MONTH PERIOD ENDED JUNE 30, 1997                $   82
                                                                  ======
------------------------------------------------------------------------

  Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

  Unrealized appreciation (depreciation) at June 30, 1997:

                                                            ($ in Thousands)
-----------------------------------------------------------------------------
Aggregate gross unrealized appreciation for investment
 securities in which there is an excess of value over
 identified cost                                                        $644
Aggregate gross unrealized depreciation for investment
 securities in which there is an excess of identified cost
 over value                                                              (29)
                                                                        ----
NET UNREALIZED APPRECIATION                                             $615
                                                                        ====
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


5.FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

                                                          APRIL 30, 1997
                                                        (COMMENCEMENT OF
                                                          OPERATIONS) TO
                                                           JUNE 30, 1997
------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD                            $10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                              0.01
 Net realized and unrealized gain (loss) on investments             1.22
                                                                --------
 Total from investment operations                                   1.23
LESS DISTRIBUTIONS:
 Dividends from net investment income                                 --
 Distributions from realized gains                                    --
                                                                --------
 Total distributions                                                  --
                                                                --------
NET ASSET VALUE AT END OF PERIOD                                  $11.23
                                                                ========
TOTAL RETURN(A)                                                 12.30%**
NET ASSETS AT END OF PERIOD (000'S OMITTED)                       $5,799
RATIO OF EXPENSES TO AVERAGE NET ASSETS                            .95%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS BEFORE EXPENSE
 REIMBURSEMENTS++                                                 1.21%*
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS               .62%*
PORTFOLIO TURNOVER RATE                                          14.23%*
AVERAGE COMMISSION RATE PAID                                     $0.0576
------------------------------------------------------------------------

  * Annualized.
 ** Not Annualized.
 ++ See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been re-duced during the periods shown (See Note 3 of Notes to Financial State-ment).

SAFECO RESOURCE SERIES TRUST

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding Vice President and Treasurer
Neal A. Fuller Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

AUDITOR:
Ernst & Young, LLP

GMF 937 8/97

LOGO  Printed on Recycled Paper.

This report must be preceded or accompanied by a current prospectus.

(R) Registered trademark of SAFECO Corporation.

                                 June 30, 1997

                                    [LOGO]

                               Semi-Annual Report

                  Safeco Resource Series Trust Bond Portfolio

                                --------------


                         [LOGO OF SAFECO MUTUAL FUNDS]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Portfolio Manager Letter
                                 June 30, 1997

                            [PICTURE APPEARS HERE]
                                  Mike Knebel

SAFECO RST BOND PORTFOLIO

    A very robust U.S. economy in the first quarter of 1997 prompted a renewal of inflation fears among bond market participants. The Federal Reserve added fuel to the fire in March by raising its benchmark Fed Funds rate from 5 1/4 to 5 1/2%. Consequently, interest rates in general rose throughout the first four months of the year. But as data began to appear that suggested a significant slowing in second quarter economic activity, the market rallied, and rates fell back to where they were when the year started. A new year, the same old story: an extremely vol-atile--yet trendless--bond market.

       This kind of environment has persisted throughout the last few years. Consequently, our returns for the RST Bond Portfolio have suffered, owing to our portfolios having a duration that is either too short or too long whenever rates have changed course. We expect these same market conditions to continue. Thus, this year we've made several changes to our bond strategy, which should improve our performance in a wider range of market conditions.

RST BOND PORTFOLIO

                                                                      Since
                                          1 Year      5 Year        Inception
                                       ----------------------------------------
Bond Portfolio                             4.92        6.19            7.57

Weighted Average Maturity

RST BOND PORTFOLIO
ILLUSTRATION OF A $10,000 INVESTMENT:
SINCE FUND INCEPTION ON JULY 21, 1987 TO JUNE 30, 1997*


            Date                Bond       Shearson
----------------------------------------------------
                    07/31/87      10,000      10,000
                    08/31/87      10,000       9,944
                    09/30/87      10,010       9,730
                    10/31/87       9,861      10,095
                    11/30/87      10,070      10,159
                    12/31/87      10,290      10,298
                    01/31/88      10,290      10,651
                    02/29/88      10,508      10,774
                    03/31/88      10,633      10,667
                    04/30/88      10,602      10,605
                    05/31/88      10,591      10,534
                    06/30/88      10,519      10,772
                    07/31/88      10,675      10,711
                    08/31/88      10,643      10,738
                    09/30/88      10,643      10,974
                    10/31/88      10,820      11,168
                    11/30/88      10,986      11,042
                    12/31/88      11,013      11,079
                    01/31/89      11,013      11,227
                    02/28/89      11,103      11,141
                    03/31/89      11,058      11,200
                    04/30/89      11,081      11,438
                    05/31/89      11,294      11,719
                    06/30/89      11,540      12,101
                    07/31/89      11,775      12,353
                    08/31/89      12,022      12,161
                    09/30/89      11,887      12,215
                    10/31/89      12,134      12,524
                    11/30/89      12,223      12,637
                    12/31/89      12,258      12,656
                    01/31/90      12,173      12,482
                    02/28/90      12,222      12,510
                    03/31/90      12,258      12,511
                    04/30/90      12,197      12,396
                    05/31/90      12,450      12,755
                    06/30/90      12,595      12,962
                    07/31/90      12,595      13,123
                    08/31/90      12,751      12,932
                    09/30/90      12,703      13,040
                    10/31/90      12,727      13,213
                    11/30/90      12,836      13,501
                    12/31/90      13,063      13,705
                    01/31/91      13,154      13,859
                    02/28/91      13,270      13,978
                    03/31/91      13,361      14,074
                    04/30/91      13,516      14,236
                    05/31/91      13,620      14,303
                    06/30/91      13,581      14,287
                    07/31/91      13,749      14,467
                    08/31/91      14,008      14,800
                    09/30/91      14,215      15,109
                    10/31/91      14,383      15,244
                    11/30/91      14,513      15,396
                    12/31/91      14,890      15,915
                    01/31/92      14,793      15,680
                    02/29/92      14,793      15,763
                    03/31/92      14,697      15,676
                    04/30/92      14,807      15,770
                    05/31/92      15,055      16,076
                    06/30/92      15,276      16,312
                    07/31/92      15,634      16,730
                    08/31/92      15,744      16,879
                    09/30/92      16,062      17,108
                    10/31/92      15,744      16,847
                    11/30/92      15,648      16,831
                    12/31/92      15,906      17,121
                    01/31/93      16,259      17,494
                    02/28/93      16,611      17,858
                    03/31/93      16,700      17,919
                    04/30/93      16 832      18,057
                    05/31/93      16,803      18,048
                    06/30/93      17,111      18,457
                    07/31/93      17,185      18,576
                    08/31/93      17,582      19,003
                    09/30/93      17,685      19,069
                    10/31/93      17,773      19,147
                    11/30/93      17,493      18,931
                    12/31/93      17,583      19,014
                    01/31/94      17,836      19,300
                    02/28/94      17,393      18,879
                    03/31/94      17,030      18,416
                    04/30/94      16,919      18,263
                    05/31/94      16,919      18,231
                    06/30/94      16,903      18,189
                    07/31/94      17,109      18,552
                    08/31/94      17,172      18,560
                    09/30/94      17,014      18,280
                    10/31/94      17,014      18,260
                    11/30/94      16,998      18,227
                    12/31/94      17,068      18,347
                    01/31/95      17,302      18,699
                    02/28/95      17,586      19,133
                    03/31/95      17,687      19,261
                    04/30/95      17,921      19,529
                    05/31/95      18,590      20,347
                    06/30/95      18,741      20,510
                    07/31/95      18,607      20,430
                    08/31/95      18,858      20,692
                    09/30/95      19,059      20,903
                    10/31/95      19,377      21,210
                    11/30/95      19,762      21,560
                    12/31/95      20,118      21,877
                    01/31/96      20,171      22,012
                    02/29/96      19,691      21,545
                    03/31/96      19,495      21,364
                    04/30/96      19,478      21,217
                    05/31/96      19,513      21,181
                    06/30/96      19,656      21,465
                    07/31/96      19,709      21,514
                    08/31/96      19,744      21,463
                    09/30/96      19,940      21,845
                    10/31/96      20,171      22,354
                    11/30/96      20,420      22,765
                    12/31/96      20,227      22,512
                    01/31/97      20,283      22,539
                    02/28/97      20,227      22,587
                    03/31/97      19,982      22,318
                    04/30/97      20,227      22,644
                    05/31/97      20,377      22,854
                    06/30/97      20,622      23,128

* Inception of Fund was July 21, 1987.
  Graph and average annual return comparison begins January 31, 1987.

  The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  Performance represents the performance of the Bond Portfolio only, and excludes separate account charges such as deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                     PORTFOLIO MANAGER LETTER (Continued)

    First, we have refined our technique for managing the Portfolio's sensi-tivity to changes in interest rates. While we've retained our fundamental ap-proach of shortening the Portfolio's average maturity when rates rise (to pro-tect principal) and lengthening when rates fall (to capture capital gains), we expect to limit the magnitude of such changes and to make them less frequent-ly, so that the average maturity of the Portfolio more closely reflects broad market characteristics. In so doing, we hope to produce returns which track the market more closely, while still offering down-side protection in bear markets.

    Second, we are placing greater emphasis on sources of potential return other than changes in interest rates, or duration. We will be more active in our search for mis-priced sectors of the markets and in managing our alloca-tions to those sectors.

    We reduced the RST Bond Portfolio's overall allocation to corporate bonds to 22% over the six-month period because of the increasing risk that the dif-ference between treasury and corporate yields would widen, causing corporate bond values to fall. With our remaining corporate holdings, "we moved out the yield curve" lengthening maturities and increasing the Portfolio's yield in the process. To improve diversification, we reduced the average position in a given company while increasing the number of different companies whose bonds we hold.

    Despite these enhancements, our strategy remains the same in two important ways. We continue to emphasize high quality, intermediate bonds to capture broad market returns. Therefore, the Portfolio's average maturity re-

                                  HIGHLIGHTS

                                                                              %
TEN LARGEST HOLDINGS                                                 NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Note, 6.375%, due 8/15/02................................... 23.6%
U.S. Treasury Note, 6.50%, due 10/15/06................................... 23.0
FNMA REMIC 1993-11 N, 7.35%, due 6/25/07.................................. 14.3
FNMA REMIC 1587, 6.50%, due 10/15/08......................................  6.0
U.S. Treasury Note, 6.50%, due 5/31/01....................................  3.4
J.C. Penney Co., Inc. ....................................................  3.2
Ford Motor Credit Co. ....................................................  3.1
Walt Disney Co. ..........................................................  3.1
Federal Home Loan Mortgage Corp. .........................................  3.0
Dayton Hudson Corp. ......................................................  1.7

Portfolio Credit Quality                           S&P
----------------------------------------------------------
AAA/U.S. Gov't/Agency                                 74.3
AA                                                     1.6
A                                                     17.6
BBB                                                    3.2
Temporary Investments                                  1.4
Cash and Other Assets                                  1.9
                                                ----------
Total                                                100.0
                                                ==========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PORTFOLIO MANAGER LETTER (Continued)

mains limited to 10 years or less. And, as always, changes to the Portfolio's average maturity are made in response to, not in anticipation of, rate move-ments. We remain trend followers, for at least until a highly accurate, reli-able method is discovered for predicting future rates.

/s/ Michael C. Knebel

Michael C. Knebel
--------------------------------------------------------------------------------

Mike Knebel has managed bond portfolios for SAFECO since 1989. Before that, he managed municipal bond and money market funds for Lutheran Brotherhood. He earned his MBA in Finance at the University of Minnesota, and he is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Portfolio of Investments
                 SAFECO Resource Series Trust -- Bond Portfolio
                              As of June 30, 1997
                                  (Unaudited)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000'S)                                                                 (000'S)
--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 21.3%
 COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 20.3%
 $1,000 FHLMC REMIC 1587
        6.50%, due 10/15/08...........................................   $   971
  2,300 FNMA REMIC 1993-11 N
        7.35%, due 6/25/07............................................     2,327
 FINANCIAL - 1.0%
    167 Chevy Chase Auto ABS
        Series 1996-1, Class A
        6.60%, due 12/15/02...........................................       168
                                                                         -------
 TOTAL ASSET BACKED SECURITIES.........................................    3,466
                                                                         -------
 CORPORATE BONDS - 22.4%
 BANKING & FINANCE - 3.8%
    250 Associates Corp. of North America
        8.80%, due 8/01/98............................................       257
    135 BankAmerica Corp.
        9.50%, due 4/01/01............................................       147
    200 Grand Metropolitan Investment Corp.
        8.625%, due 8/15/01...........................................       213
 CANADIAN PROVINCES, U.S. FUNDS - 1.6%
    250 Manitoba (Province)
        7.75%, due 2/01/02............................................       260
 ELECTRIC UTILITY - 1.2%
    200 Virginia Electric and Power Co.
        6.25%, due 8/01/98............................................       200
 ENTERTAINMENT - 3.1%
    500 Walt Disney Co.
        6.375%, due 3/30/01...........................................       497
 FINANCE-CONSUMER - 1.6%
    250 Household Finance Corp.
        7.625%, due 6/15/99...........................................       255

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000'S)                                                                 (000'S)
--------------------------------------------------------------------------------
 FINANCIAL-AUTO - 3.1%
 $  500 Ford Motor Credit Co.
        7.20%, due 6/15/07............................................   $   502
 OIL & GAS DRILLING & EQUIPMENT - 1.6%
    250 Texaco, Inc.
        6.875%, due 7/15/99...........................................       253
 RETAIL - 1.7%
    250 Dayton Hudson Corp.
        9.40%, due 2/15/01............................................       270
 RETAIL-DEPARTMENT STORES - 3.2%
    500 J.C. Penney Co., Inc.
        7.60%, due 4/01/07............................................       517
 UTILITIES-TELEPHONE - 1.5%
    250 US WEST, Inc.
        7.30%, due 1/15/07............................................       251
                                                                         -------
 TOTAL CORPORATE BONDS.................................................    3,622
                                                                         -------
 U.S. GOVERNMENT AND AGENCY SECURITIES - 53.0%
 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.0%
    500 Federal Home Loan Mortgage Corp.
        6.875%, due 11/22/06..........................................       491
 U.S. TREASURY NOTES - 50.0%
    550 6.50%, due 5/31/01............................................       553
  3,750 6.50%, due 10/15/06...........................................     3,733
  3,835 6.375%, due 8/15/02...........................................     3,833
                                                                         -------
 TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES...........................    8,610
                                                                         -------
 TEMPORARY INVESTMENTS - 1.4%
    233 SSgA Money Market Portfolio...................................       233
                                                                         -------
 TOTAL TEMPORARY INVESTMENTS...........................................      233
                                                                         -------
 TOTAL INVESTMENTS - 98.1%                                                15,931
 Other Assets, less Liabilities........................................      311
                                                                         -------
 NET ASSETS............................................................  $16,242
                                                                         =======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statement of Assets and Liabilities
                 SAFECO Resource Series Trust -- Bond Portfolio
                              As of June 30, 1997
                                  (Unaudited)

(In Thousands, Except Per-Share Amounts)
-------------------------------------------------------------------------
ASSETS:
 Investments, at Cost                                            $15,830
                                                                 =======
 Investments, at Value                                           $15,931
 Receivables:
  Dividends and interest                                             246
  Trust shares sold                                                   78
                                                                 -------
   Total assets                                                   16,255
LIABILITIES:
 Payables:
  Investment advisory fees                                            10
  Trust shares redeemed                                                3
                                                                 -------
   Total liabilities                                                  13
                                                                 -------
NET ASSETS                                                       $16,242
                                                                 =======
Net Assets consist of:
 Accumulated net investment income                               $   456
 Accumulated net realized loss on investment transactions           (689)
 Net unrealized appreciation                                         101
 Paid in capital (par value $.001, unlimited shares authorized)   16,374
                                                                 -------
NET ASSETS                                                       $16,242
                                                                 =======
TRUST SHARES OUTSTANDING                                           1,482
                                                                 =======
NET ASSET VALUE PER SHARE
 (NET ASSETS DIVIDED BY TRUST SHARES OUTSTANDING)                $ 10.96
                                                                 =======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statement of Operations
                 SAFECO Resource Series Trust -- Bond Portfolio
                  For the Six-Month Period Ended June 30, 1997
                                  (Unaudited)

($ in Thousands)
---------------------------------------------------------------
INVESTMENT INCOME:
 Interest                                                $ 514
EXPENSES:
 Investment advisory fees                                   58
 Legal and auditing fees                                     8
 Custodian fees                                              2
 Trustees' fees                                              2
 Other                                                       1
                                                         -----
  Total expenses before reimbursement                       71
 Expense reimbursement                                      13
                                                         -----
  Total expenses after reimbursement                        58
                                                         -----
NET INVESTMENT INCOME (LOSS)                               456
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments                  (269)
 Net change in unrealized appreciation                     115
                                                         -----
NET GAIN (LOSS) ON INVESTMENTS                            (154)
                                                         -----
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS       $ 302
                                                         =====

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       Statement of Changes in Net Assets
                 SAFECO Resource Series Trust -- Bond Portfolio
                                  (Unaudited)

                                                   FOR THE SIX-       FOR THE
                                                   MONTH PERIOD    YEAR ENDED
                                                 ENDED JUNE 30,  DECEMBER 31,
(In Thousands)                                             1997          1996
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                  $   456       $   871
 Net realized gain (loss) on investments                   (269)         (188)
 Net change in unrealized appreciation                      115          (583)
                                                        -------       -------
 Net change in net assets resulting from
  operations                                                302           100
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                       --          (871)
NET TRUST SHARE TRANSACTIONS                                (51)        2,505
                                                        -------       -------
TOTAL CHANGE IN NET ASSETS                                  251         1,734
NET ASSETS AT BEGINNING OF PERIOD                        15,991        14,257
                                                        -------       -------
NET ASSETS AT END OF PERIOD                             $16,242       $15,991
                                                        =======       =======
------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN TRUST SHARES AND AMOUNTS
SHARES:
 Sales                                                      201           464
 Reinvestments                                               --            81
 Redemptions                                               (206)         (319)
                                                        -------       -------
 Net change                                                  (5)          226
                                                        =======       =======
AMOUNTS:
 Sales                                                  $ 2,164       $ 5,170
 Reinvestments                                               --           871
 Redemptions                                             (2,215)       (3,536)
                                                        -------       -------
 Net change                                             $   (51)      $ 2,505
                                                        =======       =======

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Notes to Financial Statements
                                  (Unaudited)

1.  GENERAL

  SAFECO Resource Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management invest-ment company. The Trust consists of six portfolios. Shares of the Trust Portfo-lios are available as funding vehicles for certain variable annuity and vari-able life products sold by SAFECO Life Insurance Company and other insurance companies.
  The financial statements included herein are only those of the Bond Portfo-lio. The financial statements of the other portfolios are presented separately. The investment objective of the Bond Portfolio is high current income consis-tent with relative stability of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.
  SECURITY VALUATION. Investment securities are stated on the basis of valua-tions provided by a pricing service, which uses information with respect to transactions in securities, quotations from securities dealers, market transac-tions in comparable securities and various relationships between securities in determining value. Short-term investments purchased at par are valued at cost. All other short-term investments are valued at amortized cost. Investments in other mutual funds are valued at net asset value.
  SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
  INCOME RECOGNITION. Interest is accrued on Portfolio investments daily. Divi-dend income from investments in mutual funds is recorded on the ex-dividend date.
  DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment in-come and distributions of realized gains are recorded on the last business day of December each year.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

  FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

3.  TRANSACTIONS WITH AFFILIATES

  SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of
 .74 percent.
  The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates equivalent to commercial bank interest rates.
  At June 30, 1997, SAFECO Life Insurance Company owned 100 percent of the out-standing shares of the Portfolio.
  Currently, SAFECO Life Insurance Company (SAFECO) pays all the expenses of the Portfolio except for investment advisory fees. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses in addition to investment advisory fees. These expenses will include legal and auditing fees, custodian fees, and other expenses.

4.  INVESTMENT TRANSACTIONS

                                                             ($ IN THOUSANDS)
-----------------------------------------------------------------------------
PURCHASES FOR THE SIX MONTHS ENDED JUNE 30, 1997 (INCLUDING
 $12,813 OF U.S. GOVERNMENT AND AGENCY SECURITIES)                    $14,060
                                                                      =======
SALES FOR THE SIX MONTHS ENDED JUNE 30, 1997 (INCLUDING
 $12,165 OF U.S. GOVERNMENT AND AGENCY SECURITIES)                    $13,294
                                                                      =======
-----------------------------------------------------------------------------

  Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

Unrealized appreciation (depreciation) at June 30, 1997:

                                                            ($ IN THOUSANDS)
-----------------------------------------------------------------------------
Aggregate gross unrealized appreciation for investment
 securities in which there is an excess of value over
 identified cost                                                        $181
Aggregate gross unrealized depreciation for investment
 securities in which there is an excess of identified cost
 over value                                                              (80)
                                                                        ----
NET UNREALIZED APPRECIATION                                             $101
                                                                        ====
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


5.  ACCUMULATED UNDISTRIBUTED CAPITAL LOSS

  The Portfolio had $689,000 of accumulated undistributed net realized loss on investment transactions at June 30, 1997. For Federal income tax purposes, this will represent a capital loss carryforward which will expire between the years 2002 and 2004.

6.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                   FOR THE
                                 SIX-MONTH
                              PERIOD ENDED
                                  JUNE 30,          YEAR ENDED DECEMBER 31,
                                    -------------------------------------------
                                      1997     1996     1995     1994     1993
-------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING
 OF PERIOD                        $  10.75  $ 11.31  $ 10.20  $ 11.12  $ 10.82
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income                0.31     0.62     0.71     0.59     0.56
 Net realized and unrealized
  gain (loss) on investments         (0.10)   (0.56)    1.11    (0.92)    0.58
                                  --------  -------  -------  -------  -------
 Total from investment
  operations                          0.21     0.06     1.82    (0.33)    1.14
LESS DISTRIBUTIONS:
 Dividends from net
  investment income                     --    (0.62)   (0.71)   (0.59)   (0.56)
 Distributions from realized
  gains                                 --       --       --       --    (0.28)
                                  --------  -------  -------  -------  -------
 Total distributions                    --    (0.62)   (0.71)   (0.59)   (0.84)
                                  --------  -------  -------  -------  -------
NET ASSET VALUE AT END OF
 PERIOD                           $  10.96  $ 10.75  $ 11.31  $ 10.20  $ 11.12
                                  ========  =======  =======  =======  =======
TOTAL RETURN (A)                   1.95%**    0.54%   17.87%  (2.93)%   10.55%
NET ASSETS AT END OF PERIOD
 (000'S OMITTED)                  $ 16,242  $15,991  $14,257  $13,361  $13,245
RATIO OF EXPENSES TO AVERAGE
 NET ASSETS                         .73% *     .73%     .72%     .72%     .73%
RATIO OF EXPENSES TO AVERAGE
 NET ASSETS BEFORE EXPENSE
 REIMBURSEMENTS ++                   .89%*     .87%     .94%     .89%       --
RATIO OF NET INVESTMENT
 INCOME TO AVERAGE NET
 ASSETS                            5.73% *    5.64%    6.50%    5.53%    5.68%
PORTFOLIO TURNOVER RATE           176.27%*  140.90%   77.93%  147.22%   60.20%
-------------------------------------------------------------------------------

   * Annualized.
  ** Not Annualized.
  ++ See Note 3 of Notes to Financial Statements.
 (A) The total return would have been lower had certain expenses not been re-duced during the periods shown (See Note 3 of Notes to Financial State-ments).

SAFECO RESOURCE SERIES TRUST

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding, Vice President and Treasurer
Neal A. Fuller, Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

AUDITOR:
Ernst & Young, LLP

GMF 940 8/97

LOGO  Printed on Recycled Paper.

This report must be preceded or accompanied by a current prospectus.

(R) Registered trademark of SAFECO Corporation.